TABLE OF CONTENTS

PACIFIC SELECT FUND
Letter to Shareholders	A-1

Performance Discussion	A-3

Schedules of Investments	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-10

Statements of Changes in Net Assets	C-19

Statements of Cash Flows	C-35

Financial Highlights	C-36

Notes to Financial Statements	D-1

Report of Independent Registered Public Accounting Firm	E-1

Disclosure of Fund Expenses	F-1

Trustees and Officers Information	F-5

Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8

Where to Go for More Information	F-32

The 2013 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2013 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Cash Management	Cash Management Class I *	26,264,983	$264,230,451	$264,891,942
Diversified Bond	Diversified Bond Class I *	8,845,132	70,980,148	71,654,659
Floating Rate Income	Floating Rate Income Class I *	1,563,701	15,678,110	15,992,769
Floating Rate Loan	Floating Rate Loan Class I *	20,099,790	119,512,947	122,975,181
High Yield Bond	High Yield Bond Class I *	36,616,612	188,263,080	247,622,877
Inflation Managed	Inflation Managed Class I *	34,256,780	345,895,681	331,775,239
Inflation Protected	Inflation Protected Class I *	1,741,828	17,914,651	17,062,113
Managed Bond	Managed Bond Class I *	49,659,371	515,109,798	560,876,520
Short Duration Bond	Short Duration Bond Class I *	24,024,497	218,383,656	227,240,772
Emerging Markets Debt	Emerging Markets Debt Class I *	1,184,894	12,328,712	11,994,188
American Funds® Growth	American Funds Growth Class I *	14,761,053	88,958,723	179,615,339
American Funds Growth-Income	American Funds Growth-Income Class I *	14,192,441	101,461,524	197,386,657
Comstock	Comstock Class I *	15,664,715	105,904,833	174,577,316
Dividend Growth	Dividend Growth Class I *	14,189,172	112,926,972	187,219,692
Equity Index	Equity Index Class I *	8,052,159	160,146,877	325,699,798
Focused 30	Focused 30 Class I *	5,279,102	31,275,817	87,950,041
Growth	Growth Class I *	12,049,220	152,162,113	216,269,707
Large-Cap Growth	Large-Cap Growth Class I *	16,708,320	67,074,635	118,703,091
Large-Cap Value	Large-Cap Value Class I *	14,592,819	117,680,698	232,051,406
Long/Short Large-Cap	Long/Short Large-Cap Class I *	2,903,011	18,578,127	27,713,823
Main Street® Core	Main Street Core Class I *	11,247,486	150,906,087	290,243,110
Mid-Cap Equity	Mid-Cap Equity Class I *	14,913,193	122,497,266	202,032,654
Mid-Cap Growth	Mid-Cap Growth Class I *	17,671,222	86,442,514	168,253,886
Mid-Cap Value	Mid-Cap Value Class I *	6,195,750	62,975,426	81,029,195
Small-Cap Equity	Small-Cap Equity Class I *	2,717,962	26,781,751	42,940,498
Small-Cap Growth	Small-Cap Growth Class I *	7,858,194	55,572,096	102,101,364
Small-Cap Index	Small-Cap Index Class I *	11,420,345	92,792,352	196,056,195
Small-Cap Value	Small-Cap Value Class I *	7,526,518	66,393,818	113,253,933
Value Advantage	Value Advantage Class I *	293,935	3,198,757	3,433,236
Health Sciences	Health Sciences Class I *	8,623,901	78,397,386	193,707,478
Real Estate	Real Estate Class I *	8,612,372	65,192,966	142,976,447
Technology	Technology Class I *	12,063,318	39,097,474	62,098,364
Emerging Markets	Emerging Markets Class I *	13,248,211	74,950,443	210,816,622
International Large-Cap	International Large-Cap Class I *	31,321,160	142,256,726	249,569,762
International Small-Cap	International Small-Cap Class I *	5,038,274	25,596,128	40,927,377
International Value	International Value Class I *	13,114,206	98,716,682	154,837,028
Currency Strategies	Currency Strategies Class I *	228,584	2,345,399	2,344,001
Global Absolute Return	Global Absolute Return Class I *	597,651	5,919,098	5,895,913
Precious Metals	Precious Metals Class I *	1,441,803	7,221,590	6,343,942
American Funds Asset Allocation	American Funds Asset Allocation Class I *	76,188,722	1,184,102,233	1,451,393,334
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	23,966,774	277,630,207	305,905,307
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	69,375,809	916,189,488	1,062,617,608
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	23,455,405	309,038,173	384,958,271
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	243,946,595	2,401,433,825	2,661,506,630
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	341,825,944	3,327,875,602	3,874,656,548
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	1,269,649,035	12,190,422,377	14,790,876,732
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	1,036,314,287	9,817,441,408	12,403,917,215
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	210,977,435	1,972,603,133	2,554,504,022

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	34,127,296	391,402,616	416,353,010

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	434,353	7,287,953	8,026,847

	American Funds Insurance Series®
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	23,970	704,409	720,770
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	31,492	544,680	549,542
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	317,246	3,743,687	3,784,740
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	23,864	589,763	596,366
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	30,995	373,555	369,775

See Notes to Financial Statements	G-1	See explanation of symbol on page G-2

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	3,961,424	$34,101,047	$38,663,500
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	145,382,845	1,848,038,443	2,265,064,730

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	846,732	25,622,823	28,594,125
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	6,479,950	71,479,480	76,398,605
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	89,137	1,022,115	992,989

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation	First Trust/Dow Jones Dividend & Income Allocation	8,659,347	92,157,235	98,456,772

	Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Class 2	Franklin Rising Dividends Securities Class 2	1,416,475	35,722,744	39,123,038
Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 2	870,433	6,290,892	6,458,612
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	56,935,417	369,925,745	429,293,046
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	4,348,374	93,162,743	99,316,870
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	1,729,565	32,445,720	32,169,901

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	26,088,741	428,785,085	486,555,024

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	7,991,950	245,489,994	253,504,645

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Core Bond Class 1	45,096	479,372	500,114
JPMorgan Insurance Trust Equity Index Class 1	JPMorgan Insurance Trust Equity Index Class 1	19,186	172,267	295,664
JPMorgan Insurance Trust Intrepid Growth Class 1	JPMorgan Insurance Trust Intrepid Growth Class 1	3,345	38,136	78,313
JPMorgan Insurance Trust Mid Cap Growth Class 1	JPMorgan Insurance Trust Mid Cap Growth Class 1	3,902	54,920	95,532
JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	7,892	48,200	83,413
JPMorgan Insurance Trust U.S. Equity Class 1	JPMorgan Insurance Trust U.S. Equity Class 1	2,405	23,412	57,015

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	1,545,436	19,596,955	19,024,315
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	1,726,565	27,701,860	31,716,994
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	8,948,316	148,219,321	145,141,682

	MFS® Variable Insurance Trust
MFS Investors Growth Stock Series - Service Class	MFS Investors Growth Stock Series - Service Class	1,918,463	26,045,737	28,700,204
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	6,700,439	138,274,135	154,914,153
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	310,475	9,302,687	9,770,657
MFS Value Series - Service Class	MFS Value Series - Service Class	2,376,990	35,004,771	45,234,124

	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	852,428	5,435,789	5,157,190
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	21,850,518	268,554,804	248,658,900

	Prudential Series Fund, Inc.
Jennison Class II	Jennison Class II *	10,237	123,627	371,801
SP International Growth Class II	SP International Growth Class II *	47,321	177,863	293,862
SP Prudential U.S. Emerging Growth Class II	SP Prudential U.S. Emerging Growth Class II *	34,001	211,001	352,936
Value Class II	Value Class II *	9,632	127,692	232,315

	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	2,314,655	25,056,524	25,947,284
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	5,596,620	62,975,920	66,375,910
Schwab VIT Growth	Schwab VIT Growth	5,724,870	68,057,184	72,419,602

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S	141,298	4,018,753	4,316,647

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
ASSETS
Investments in mutual funds, at value	$264,891,942	$71,654,659	$15,992,769	$122,975,181	$247,622,877	$331,775,239	$17,062,113
Receivables:
Due from Pacific Life Insurance Company	-	-	89,997	416,879	880,323	95,600	-
Investments sold	-	95,203	-	-	-	58,765	53,204
Total Assets	264,891,942	71,749,862	16,082,766	123,392,060	248,503,200	331,929,604	17,115,317
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	61,184	85,650	-	-	-	-	53,872
Investments purchased	37,931	-	90,888	414,480	744,160	-	-
Total Liabilities	99,115	85,650	90,888	414,480	744,160	-	53,872
NET ASSETS	$264,792,827	$71,664,212	$15,991,878	$122,977,580	$247,759,040	$331,929,604	$17,061,445
NET ASSETS CONSIST OF:
Accumulation units	$264,485,854	$71,650,633	$15,991,878	$122,961,636	$247,462,119	$331,558,734	$17,061,445
Contracts in payout (annuitization) period	306,973	13,579	-	15,944	296,921	370,870	-
NET ASSETS	$264,792,827	$71,664,212	$15,991,878	$122,977,580	$247,759,040	$331,929,604	$17,061,445
Units Outstanding	24,234,768	5,953,785	1,578,956	12,573,990	13,354,751	18,700,934	1,732,071
Accumulation Unit Values	$9.08 - $12.54	$9.59 - $13.34	$10.09 - $10.20	$9.38 - $11.89	$10.12 - $22.72	$8.90 - $22.53	$8.90 - $10.22
Cost of Investments	$264,230,451	$70,980,148	$15,678,110	$119,512,947	$188,263,080	$345,895,681	$17,914,651
	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$560,876,520	$227,240,772	$11,994,188	$179,615,339	$197,386,657	$174,577,316	$187,219,692
Receivables:
Due from Pacific Life Insurance Company	-	714,805	6,869	96,367	85,810	129,633	51,112
Investments sold	178,927	-	-	8,883	-	-	-
Total Assets	561,055,447	227,955,577	12,001,057	179,720,589	197,472,467	174,706,949	187,270,804
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	24,218	-	-	-	-	-	-
Investments purchased	-	545,197	7,434	-	8,411	29,039	4,404
Total Liabilities	24,218	545,197	7,434	-	8,411	29,039	4,404
NET ASSETS	$561,031,229	$227,410,380	$11,993,623	$179,720,589	$197,464,056	$174,677,910	$187,266,400
NET ASSETS CONSIST OF:
Accumulation units	$560,239,684	$227,350,222	$11,993,623	$179,650,088	$197,320,582	$174,588,366	$187,181,412
Contracts in payout (annuitization) period	791,545	60,158	-	70,501	143,474	89,544	84,988
NET ASSETS	$561,031,229	$227,410,380	$11,993,623	$179,720,589	$197,464,056	$174,677,910	$187,266,400
Units Outstanding	29,675,668	21,720,887	1,194,460	11,519,641	13,263,924	11,447,823	12,485,340
Accumulation Unit Values	$9.50 - $24.12	$9.88 - $12.07	$9.16 - $10.28	$11.79 - $18.90	$11.89 - $17.44	$11.87 - $18.29	$11.54 - $17.07
Cost of Investments	$515,109,798	$218,383,656	$12,328,712	$88,958,723	$101,461,524	$105,904,833	$112,926,972

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
ASSETS
Investments in mutual funds, at value	$325,699,798	$87,950,041	$216,269,707	$118,703,091	$232,051,406	$27,713,823	$290,243,110
Receivables:
Due from Pacific Life Insurance Company	-	-	85,307	198,679	199,064	-	-
Investments sold	2,517,383	131,243	-	-	95,364	28,681	185,521
Total Assets	328,217,181	88,081,284	216,355,014	118,901,770	232,345,834	27,742,504	290,428,631
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,520,542	136,593	-	-	-	40,013	64,318
Investments purchased	-	-	9,916	5,396	-	-	-
Total Liabilities	2,520,542	136,593	9,916	5,396	-	40,013	64,318
NET ASSETS	$325,696,639	$87,944,691	$216,345,098	$118,896,374	$232,345,834	$27,702,491	$290,364,313
NET ASSETS CONSIST OF:
Accumulation units	$325,452,734	$87,938,167	$216,074,044	$118,735,046	$232,128,662	$27,702,491	$289,496,456
Contracts in payout (annuitization) period	243,905	6,524	271,054	161,328	217,172	-	867,857
NET ASSETS	$325,696,639	$87,944,691	$216,345,098	$118,896,374	$232,345,834	$27,702,491	$290,364,313
Units Outstanding	15,346,208	4,944,510	7,785,827	10,447,687	13,007,529	2,048,217	13,660,686
Accumulation Unit Values	$11.68 - $30.67	$11.04 - $28.37	$12.38 - $33.88	$9.93 - $18.25	$11.69 - $20.35	$11.94 - $16.67	$11.97 - $25.51
Cost of Investments	$160,146,877	$31,275,817	$152,162,113	$67,074,635	$117,680,698	$18,578,127	$150,906,087

	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
ASSETS
Investments in mutual funds, at value	$202,032,654	$168,253,886	$81,029,195	$42,940,498	$102,101,364	$196,056,195	$113,253,933
Receivables:
Due from Pacific Life Insurance Company	1,410,649	-	15,926	-	138,366	676,595	-
Investments sold	-	74,958	-	72,347	-	-	327,829
Total Assets	203,443,303	168,328,844	81,045,121	43,012,845	102,239,730	196,732,790	113,581,762
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	84,209	-	86,536	-	-	246,172
Investments purchased	1,209,138	-	36,425	-	106,067	628,496	-
Total Liabilities	1,209,138	84,209	36,425	86,536	106,067	628,496	246,172
NET ASSETS	$202,234,165	$168,244,635	$81,008,696	$42,926,309	$102,133,663	$196,104,294	$113,335,590
NET ASSETS CONSIST OF:
Accumulation units	$202,001,883	$168,129,266	$80,995,005	$42,909,581	$101,966,402	$195,977,718	$113,195,719
Contracts in payout (annuitization) period	232,282	115,369	13,691	16,728	167,261	126,576	139,871
NET ASSETS	$202,234,165	$168,244,635	$81,008,696	$42,926,309	$102,133,663	$196,104,294	$113,335,590
Units Outstanding	8,152,360	11,877,388	4,034,424	2,166,994	6,164,941	8,845,127	4,318,808
Accumulation Unit Values	$12.17 - $29.72	$11.11 - $17.73	$11.78 - $22.76	$12.48 - $24.58	$12.28 - $19.14	$12.52 - $25.09	$11.98 - $36.59
Cost of Investments	$122,497,266	$86,442,514	$62,975,426	$26,781,751	$55,572,096	$92,792,352	$66,393,818

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Value Advantage	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$3,433,236	$193,707,478	$142,976,447	$62,098,364	$210,816,622	$249,569,762	$40,927,377
Receivables:
Due from Pacific Life Insurance Company	48,205	239,342	84,093	-	1,264,210	975,964	11,463
Investments sold	-	-	-	6,532	-	-	1,654
Total Assets	3,481,441	193,946,820	143,060,540	62,104,896	212,080,832	250,545,726	40,940,494
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	12,349	-	-	-
Investments purchased	48,412	248,500	46,291	-	300,919	665,899	-
Total Liabilities	48,412	248,500	46,291	12,349	300,919	665,899	-
NET ASSETS	$3,433,029	$193,698,320	$143,014,249	$62,092,547	$211,779,913	$249,879,827	$40,940,494
NET ASSETS CONSIST OF:
Accumulation units	$3,433,029	$193,675,072	$142,760,449	$62,086,277	$211,620,778	$249,709,795	$40,922,682
Contracts in payout (annuitization) period	-	23,248	253,800	6,270	159,135	170,032	17,812
NET ASSETS	$3,433,029	$193,698,320	$143,014,249	$62,092,547	$211,779,913	$249,879,827	$40,940,494
Units Outstanding	296,624	6,841,747	6,360,107	6,620,742	7,556,620	17,765,197	3,716,757
Accumulation Unit Values	$11.53 - $11.65	$12.67 - $35.92	$8.99 - $38.72	$6.83 - $14.10	$10.13 - $62.86	$11.14 - $22.01	$10.38 - $15.76
Cost of Investments	$3,198,757	$78,397,386	$65,192,966	$39,097,474	$74,950,443	$142,256,726	$25,596,128
	International Value	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
ASSETS
Investments in mutual funds, at value	$154,837,028	$2,344,001	$5,895,913	$6,343,942	$1,451,393,334	$305,905,307	$1,062,617,608
Receivables:
Due from Pacific Life Insurance Company	328,203	1,002	2,794	38,275	2,421,560	181,267	1,017,717
Total Assets	155,165,231	2,345,003	5,898,707	6,382,217	1,453,814,894	306,086,574	1,063,635,325
LIABILITIES
Payables:
Investments purchased	10,742	1,069	3,032	38,674	2,502,175	200,023	1,073,136
Total Liabilities	10,742	1,069	3,032	38,674	2,502,175	200,023	1,073,136
NET ASSETS	$155,154,489	$2,343,934	$5,895,675	$6,343,543	$1,451,312,719	$305,886,551	$1,062,562,189
NET ASSETS CONSIST OF:
Accumulation units	$154,892,204	$2,343,934	$5,887,619	$6,343,543	$1,451,291,238	$305,886,551	$1,062,562,189
Contracts in payout (annuitization) period	262,285	-	8,056	-	21,481	-	-
NET ASSETS	$155,154,489	$2,343,934	$5,895,675	$6,343,543	$1,451,312,719	$305,886,551	$1,062,562,189
Units Outstanding	12,295,784	233,463	609,758	1,372,870	82,587,111	22,210,972	72,116,068
Accumulation Unit Values	$7.86 - $14.66	$9.92 - $10.20	$9.52 - $9.82	$4.28 - $7.57	$11.15 - $20.53	$10.32 - $15.23	$10.69 - $16.96
Cost of Investments	$98,716,682	$2,345,399	$5,919,098	$7,221,590	$1,184,102,233	$277,630,207	$916,189,488

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II
ASSETS
Investments in mutual funds, at value	$384,958,271	$2,661,506,630	$3,874,656,548	$14,790,876,732	$12,403,917,215	$2,554,504,022	$416,353,010
Receivables:
Investments sold	-	2,825,941	2,645,282	4,202,314	2,806,813	1,505,120	37,936
Total Assets	384,958,271	2,664,332,571	3,877,301,830	14,795,079,046	12,406,724,028	2,556,009,142	416,390,946
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	19,023	3,190,534	3,172,428	6,271,785	4,652,321	1,905,865	75,002
Investments purchased	1,274	-	-	-	-	-	-
Total Liabilities	20,297	3,190,534	3,172,428	6,271,785	4,652,321	1,905,865	75,002
NET ASSETS	$384,937,974	$2,661,142,037	$3,874,129,402	$14,788,807,261	$12,402,071,707	$2,554,103,277	$416,315,944
NET ASSETS CONSIST OF:
Accumulation units	$384,937,974	$2,660,519,805	$3,873,122,660	$14,786,229,632	$12,400,676,993	$2,553,854,208	$416,309,149
Contracts in payout (annuitization) period	-	622,232	1,006,742	2,577,629	1,394,714	249,069	6,795
NET ASSETS	$384,937,974	$2,661,142,037	$3,874,129,402	$14,788,807,261	$12,402,071,707	$2,554,103,277	$416,315,944
Units Outstanding	22,985,415	245,462,519	345,001,217	1,285,525,918	1,054,534,340	215,616,870	27,094,830
Accumulation Unit Values	$11.10 - $18.77	$9.89 - $11.17	$10.28 - $11.94	$10.58 - $12.67	$10.92 - $13.43	$11.16 - $14.05	$9.80 - $16.99
Cost of Investments	$309,038,173	$2,401,433,825	$3,327,875,602	$12,190,422,377	$9,817,441,408	$1,972,603,133	$391,402,616

	American Century VP Mid Cap Value Class II	American Funds IS Global Growth Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III
ASSETS
Investments in mutual funds, at value	$8,026,847	$720,770	$549,542	$3,784,740	$596,366	$369,775	$38,663,500
Receivables:
Due from Pacific Life Insurance Company	47,288	-	11,686	106,896	35,406	57,814	-
Investments sold	-	26	-	-	-	-	62,590
Total Assets	8,074,135	720,796	561,228	3,891,636	631,772	427,589	38,726,090
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	63	-	-	-	-	63,849
Investments purchased	47,698	-	11,716	107,086	35,433	57,831	-
Total Liabilities	47,698	63	11,716	107,086	35,433	57,831	63,849
NET ASSETS	$8,026,437	$720,733	$549,512	$3,784,550	$596,339	$369,758	$38,662,241
NET ASSETS CONSIST OF:
Accumulation units	$8,026,437	$720,733	$549,512	$3,784,550	$596,339	$369,758	$38,662,241
Contracts in payout (annuitization) period	-	-	-	-	-	-	-
NET ASSETS	$8,026,437	$720,733	$549,512	$3,784,550	$596,339	$369,758	$38,662,241
Units Outstanding	652,946	68,070	53,555	367,816	58,679	37,514	2,608,790
Accumulation Unit Values	$11.49 - $12.68	$10.58 - $10.61	$10.25 - $10.28	$10.28 - $10.31	$10.15 - $10.18	$9.85 - $9.87	$12.89 - $16.64
Cost of Investments	$7,287,953	$704,409	$544,680	$3,743,687	$589,763	$373,555	$34,101,047

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Strategic Income Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation	Franklin Rising Dividends Securities Class 2	Franklin Templeton VIP Founding Funds Allocation Class 2
ASSETS
Investments in mutual funds, at value	$2,265,064,730	$28,594,125	$76,398,605	$992,989	$98,456,772	$39,123,038	$6,458,612
Receivables:
Due from Pacific Life Insurance Company		-	201,756	6,343	44,101	68,293	-
Investments sold	495,735	60,147	-	-	-	-	177
Total Assets	2,265,560,465	28,654,272	76,600,361	999,332	98,500,873	39,191,331	6,458,789
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	630,041	61,439	-	-	-	-	365
Investments purchased	-	-	205,716	6,410	42,758	70,417	-
Total Liabilities	630,041	61,439	205,716	6,410	42,758	70,417	365
NET ASSETS	$2,264,930,424	$28,592,833	$76,394,645	$992,922	$98,458,115	$39,120,914	$6,458,424
NET ASSETS CONSIST OF:
Accumulation units	$2,264,930,424	$28,585,346	$76,394,645	$992,922	$98,458,115	$39,120,914	$6,458,424
Contracts in payout (annuitization) period	-	7,487	-	-	-	-	-
NET ASSETS	$2,264,930,424	$28,592,833	$76,394,645	$992,922	$98,458,115	$39,120,914	$6,458,424
Units Outstanding	192,490,015	2,307,323	6,504,891	99,627	8,654,689	3,202,526	457,225
Accumulation Unit Values	$10.67 - $12.77	$11.92 - $12.71	$10.97 - $12.13	$9.95 - $9.98	$10.44 - $11.69	$11.54 - $12.64	$13.30 - $14.82
Cost of Investments	$1,848,038,443	$25,622,823	$71,479,480	$1,022,115	$92,157,235	$35,722,744	$6,290,892

	Franklin Templeton VIP Founding Funds Allocation Class 4	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Balanced Service Shares	JPMorgan Insurance Trust Core Bond Class 1	JPMorgan Insurance Trust Equity Index Class 1
ASSETS
Investments in mutual funds, at value	$429,293,046	$99,316,870	$32,169,901	$486,555,024	$253,504,645	$500,114	$295,664
Receivables:
Due from Pacific Life Insurance Company	269,152	23,245	49,068	16,645	-	32,045	-
Investments sold	-	-	-	-	225,595	21	11
Total Assets	429,562,198	99,340,115	32,218,969	486,571,669	253,730,240	532,180	295,675
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	249,785	-	48
Investments purchased	293,575	27,060	50,493	46,276	-	-	-
Total Liabilities	293,575	27,060	50,493	46,276	249,785	-	48
NET ASSETS	$429,268,623	$99,313,055	$32,168,476	$486,525,393	$253,480,455	$532,180	$295,627
NET ASSETS CONSIST OF:
Accumulation units	$429,268,623	$99,313,055	$32,141,456	$486,513,429	$253,471,855	$531,695	$295,627
Contracts in payout (annuitization) period	-	-	27,020	11,964	8,600	485	-
NET ASSETS	$429,268,623	$99,313,055	$32,168,476	$486,525,393	$253,480,455	$532,180	$295,627
Units Outstanding	34,904,969	7,284,029	3,172,523	31,831,721	21,913,660	37,826	17,678
Accumulation Unit Values	$11.19 - $14.51	$11.39 - $15.54	$9.72 - $12.47	$10.67 - $16.94	$10.97 - $11.78	$13.81 - $14.08	$16.43 - $16.75
Cost of Investments	$369,925,745	$93,162,743	$32,445,720	$428,785,085	$245,489,994	$479,372	$172,267

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	JPMorgan Insurance Trust Intrepid Growth Class 1	JPMorgan Insurance Trust Mid Cap Growth Class 1	JPMorgan Insurance Trust Mid Cap Value Class 1	JPMorgan Insurance Trust U.S. Equity Class 1	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC
ASSETS
Investments in mutual funds, at value	$78,313	$95,532	$83,413	$57,015	$19,024,315	$31,716,994	$145,141,682
Receivables:
Due from Pacific Life Insurance Company	15,149	-	27,415	-	179,956	37,064	267,520
Investments sold	4	4	4	2	-	-	-
Total Assets	93,466	95,536	110,832	57,017	19,204,271	31,754,058	145,409,202
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	15	-	63	-	-	-
Investments purchased	-	-	-	-	180,866	38,067	271,917
Total Liabilities	-	15	-	63	180,866	38,067	271,917
NET ASSETS	$93,466	$95,521	$110,832	$56,954	$19,023,405	$31,715,991	$145,137,285
NET ASSETS CONSIST OF:
Accumulation units	$92,705	$95,521	$110,832	$56,954	$19,023,405	$31,715,991	$145,137,285
Contracts in payout (annuitization) period	761	-	-	-	-	-	-
NET ASSETS	$93,466	$95,521	$110,832	$56,954	$19,023,405	$31,715,991	$145,137,285
Units Outstanding	5,448	4,442	5,339	2,960	1,800,984	2,288,822	13,662,820
Accumulation Unit Values	$17.16 - $17.16	$21.50 - $21.50	$20.43 - $20.82	$19.24 - $19.24	$10.19 - $10.73	$11.67 - $14.57	$10.36 - $11.63
Cost of Investments	$38,136	$54,920	$48,200	$23,412	$19,596,955	$27,701,860	$148,219,321
	MFS Investors Growth Stock Series - Service Class	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class	MFS Value Series - Service Class	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	Jennison Class II
ASSETS
Investments in mutual funds, at value	$28,700,204	$154,914,153	$9,770,657	$45,234,124	$5,157,190	$248,658,900	$371,801
Receivables:
Due from Pacific Life Insurance Company	38,864	296,349	29,736	-	393	-	-
Investments sold	-	-	-	5,159	-	200,556	30
Total Assets	28,739,068	155,210,502	9,800,393	45,239,283	5,157,583	248,859,456	371,831
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	6,645	-	216,869	67
Investments purchased	39,732	304,751	30,297	-	660	-	-
Total Liabilities	39,732	304,751	30,297	6,645	660	216,869	67
NET ASSETS	$28,699,336	$154,905,751	$9,770,096	$45,232,638	$5,156,923	$248,642,587	$371,764
NET ASSETS CONSIST OF:
Accumulation units	$28,699,336	$154,905,751	$9,770,096	$45,232,638	$5,156,923	$248,642,587	$371,764
Contracts in payout (annuitization) period	-	-	-	-	-	-	-
NET ASSETS	$28,699,336	$154,905,751	$9,770,096	$45,232,638	$5,156,923	$248,642,587	$371,764
Units Outstanding	1,900,744	12,789,202	860,725	2,880,977	606,467	24,901,462	21,252
Accumulation Unit Values	$14.43 - $17.65	$10.82 - $13.30	$10.45 - $11.77	$14.81 - $17.71	$8.35 - $8.89	$8.77 - $10.48	$17.35 - $18.12
Cost of Investments	$26,045,737	$138,274,135	$9,302,687	$35,004,771	$5,435,789	$268,554,804	$123,627

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	SP International Growth Class II	SP Prudential U.S. Emerging Growth Class II	Value Class II	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$293,862	$352,936	$232,315	$25,947,284	$66,375,910	$72,419,602	$4,316,647
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	93,136	154,690	-
Investments sold	13	28	10	1,205	-	-	80
Total Assets	293,875	352,964	232,325	25,948,489	66,469,046	72,574,292	4,316,727
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	23	62	91	1,893	-	-	257
Investments purchased	-	-	-	-	94,630	156,361	-
Total Liabilities	23	62	91	1,893	94,630	156,361	257
NET ASSETS	$293,852	$352,902	$232,234	$25,946,596	$66,374,416	$72,417,931	$4,316,470
NET ASSETS CONSIST OF:
Accumulation units	$293,852	$352,902	$232,234	$25,946,596	$66,374,416	$72,417,931	$4,316,470
Contracts in payout (annuitization) period	-	-	-	-	-	-	-
NET ASSETS	$293,852	$352,902	$232,234	$25,946,596	$66,374,416	$72,417,931	$4,316,470
Units Outstanding	18,413	14,342	12,685	2,364,119	5,754,492	5,915,879	401,574
Accumulation Unit Values	$15.81 - $16.55	$24.49 - $25.57	$17.97 - $18.76	$10.98 - $10.98	$11.53 - $11.53	$12.24 - $12.24	$10.35 - $11.34
Cost of Investments	$177,863	$211,001	$127,692	$25,056,524	$62,975,920	$68,057,184	$4,018,753

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Income (1)	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	3,751,278	1,008,192	70,007	1,178,764	3,181,256	5,334,763	247,346
Administrative fees	532,957	153,361	12,703	187,032	461,887	774,742	38,543
Total Expenses	4,284,235	1,161,553	82,710	1,365,796	3,643,143	6,109,505	285,889
Net Investment Loss	(4,284,235)	(1,161,553)	(82,710)	(1,365,796)	(3,643,143)	(6,109,505)	(285,889)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	53,320	(1,403,920)	(19,541)	(823,790)	1,931,030	(2,762,409)	(260,409)
Capital gains distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	53,320	(1,403,920)	(19,541)	(823,790)	1,931,030	(2,762,409)	(260,409)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(53,968)	348,324	314,659	4,677,317	15,058,499	(35,446,367)	(1,584,788)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,284,883)	($2,217,149)	$212,408	$2,487,731	$13,346,386	($44,318,281)	($2,131,086)
	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	8,126,349	2,160,490	129,641	1,962,456	2,172,527	1,564,997	1,855,064
Administrative fees	1,168,767	367,668	20,133	288,607	312,534	238,455	273,356
Total Expenses	9,295,116	2,528,158	149,774	2,251,063	2,485,061	1,803,452	2,128,420
Net Investment Loss	(9,295,116)	(2,528,158)	(149,774)	(2,251,063)	(2,485,061)	(1,803,452)	(2,128,420)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4,695,326	(221,089)	(358,402)	2,145,857	1,299,202	(97,142)	(13,742)
Capital gains distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,695,326	(221,089)	(358,402)	2,145,857	1,299,202	(97,142)	(13,742)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(19,527,440)	1,014,315	(430,925)	38,358,475	46,975,310	39,813,308	39,957,313
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($24,127,230)	($1,734,932)	($939,101)	$38,253,269	$45,789,451	$37,912,714	$37,815,151
	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	3,602,840	1,028,141	2,566,030	1,368,411	2,807,216	276,904	3,511,402
Administrative fees	481,182	144,819	311,022	191,696	381,686	41,821	445,005
Total Expenses	4,084,022	1,172,960	2,877,052	1,560,107	3,188,902	318,725	3,956,407
Net Investment Loss	(4,084,022)	(1,172,960)	(2,877,052)	(1,560,107)	(3,188,902)	(318,725)	(3,956,407)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	232,276	3,923,023	2,467,052	3,852,054	4,729,254	49,249	10,193,540
Capital gains distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain on Investments	232,276	3,923,023	2,467,052	3,852,054	4,729,254	49,249	10,193,540
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	76,542,585	19,024,215	54,748,395	28,747,416	53,578,568	6,629,060	63,690,962
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,690,839	$21,774,278	$54,338,395	$31,039,363	$55,118,920	$6,359,584	$69,928,095
(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,519,981	1,849,902	808,708	442,739	994,672	2,226,758	1,272,630
Administrative fees	334,550	265,192	122,560	65,825	142,072	298,782	186,431
Total Expenses	2,854,531	2,115,094	931,268	508,564	1,136,744	2,525,540	1,459,061
Net Investment Loss	(2,854,531)	(2,115,094)	(931,268)	(508,564)	(1,136,744)	(2,525,540)	(1,459,061)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	5,039,428	1,005,563	(169,641)	148,227	52,365	2,525,993	142,978
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,039,428	1,005,563	(169,641)	148,227	52,365	2,525,993	142,978
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	52,440,780	39,723,732	17,053,113	10,167,396	23,576,453	51,032,969	27,361,193
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,625,677	$38,614,201	$15,952,204	$9,807,059	$22,492,074	$51,033,422	$26,045,110
	Value Advantage (2)	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	9,851	2,057,934	1,989,165	755,640	2,645,817	2,697,283	436,354
Administrative fees	1,607	294,511	281,418	108,933	376,157	393,665	66,951
Total Expenses	11,458	2,352,445	2,270,583	864,573	3,021,974	3,090,948	503,305
Net Investment Loss	(11,458)	(2,352,445)	(2,270,583)	(864,573)	(3,021,974)	(3,090,948)	(503,305)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(632)	(47,586)	1,527,288	313,320	5,436,355	260,400	222,503
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(632)	(47,586)	1,527,288	313,320	5,436,355	260,400	222,503
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	234,478	67,079,254	1,123,561	11,199,036	11,939,281	37,670,866	8,267,173
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$222,388	$64,679,223	$380,266	$10,647,783	$14,353,662	$34,840,318	$7,986,371
	International Value	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,893,055	20,416	47,235	55,265	11,926,299	3,203,038	9,346,013
Administrative fees	258,889	3,118	7,394	7,949	1,883,999	499,173	1,470,414
Total Expenses	2,151,944	23,534	54,629	63,214	13,810,298	3,702,211	10,816,427
Net Investment Loss	(2,151,944)	(23,534)	(54,629)	(63,214)	(13,810,298)	(3,702,211)	(10,816,427)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2,543,612	(54,666)	(103,838)	(1,983,008)	(343,799)	(109,467)	(337,645)
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,543,612	(54,666)	(103,838)	(1,983,008)	(343,799)	(109,467)	(337,645)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	26,282,775	(1,189)	(28,480)	(712,434)	197,746,380	24,381,790	114,444,334
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,674,443	($79,389)	($186,947)	($2,758,656)	$183,592,283	$20,570,112	$103,290,262

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	Pacific Dynamix - Growth	Portfolio Optimization Conservative	Portfolio Optimization Moderate - Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive - Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	3,664,943	40,970,595	51,727,681	188,605,906	159,338,081	32,665,024
Administrative fees	572,571	5,995,183	7,506,472	27,332,622	22,935,085	4,719,846
Total Expenses	4,237,514	46,965,778	59,234,153	215,938,528	182,273,166	37,384,870
Net Investment Loss	(4,237,514)	(46,965,778)	(59,234,153)	(215,938,528)	(182,273,166)	(37,384,870)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(190,363)	55,283,436	48,835,807	115,511,859	167,297,706	38,361,290
Capital gains distributions from mutual fund investments (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(190,363)	55,283,436	48,835,807	115,511,859	167,297,706	38,361,290
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	58,237,591	38,269,026	264,487,329	1,621,069,097	1,772,715,612	426,519,961
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,809,714	$46,586,684	$254,088,983	$1,520,642,428	$1,757,740,152	$427,496,381
	Invesco V.I. Balanced-Risk Allocation Series II	American Century VP Mid Cap Value Class II (2)	American Funds IS Global Growth Fund Class 4 (2)	American Funds IS International Growth and Income Fund Class 4 (2)	American Funds IS Managed Risk Asset Allocation Fund Class P2 (2)	American Funds IS New World Fund Class 4 (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$6,830,036	$47,070	$4,640	$5,913	$28,898	$5,813
EXPENSES
Mortality and expense risk	5,955,431	46,042	502	327	2,723	465
Administrative fees	937,459	7,371	93	56	611	77
Total Expenses	6,892,890	53,413	595	383	3,334	542
Net Investment Income (Loss)	(62,854)	(6,343)	4,045	5,530	25,564	5,271
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(3,066,469)	(34,843)	(321)	(2,139)	(32)	(135)
Capital gains distributions from mutual fund investments (1)	12,963,349	12,612	-	3,678	-	-
Realized Gain (Loss) on Investments	9,896,880	(22,231)	(321)	1,539	(32)	(135)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,628,906)	738,894	16,361	4,862	41,054	6,602
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,794,880)	$710,320	$20,085	$11,931	$66,586	$11,738
	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4 (2)	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2 (2)	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Strategic Income Service Class 2 (2)
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$2,268	$502	$22,894,935	$201,585	$729,474	$25,452
EXPENSES
Mortality and expense risk	222	222,698	25,537,417	128,813	507,531	719
Administrative fees	39	49,137	3,962,439	22,275	83,396	147
Total Expenses	261	271,835	29,499,856	151,088	590,927	866
Net Investment Income (Loss)	2,007	(271,333)	(6,604,921)	50,497	138,547	24,586
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(404)	190,740	(1,069,487)	(37,457)	(29,768)	(81)
Capital gains distributions from mutual fund investments (1)	-	5,302,431	90,271,948	7,059	2,283,570	5,256
Realized Gain (Loss) on Investments	(404)	5,493,171	89,202,461	(30,398)	2,253,802	5,175
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,780)	4,168,776	164,840,146	2,971,302	4,621,931	(29,126)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,177)	$9,390,614	$247,437,686	$2,991,401	$7,014,280	$635

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	First Trust/	Franklin	Franklin	Franklin
	Dow Jones	Rising	Templeton VIP	Templeton VIP	Mutual Global	Templeton
	Dividend &	Dividends	Founding Funds	Founding Funds	Discovery	Global Bond
	Income	Securities	Allocation	Allocation	Securities	Securities
	Allocation	Class 2 (1)	Class 2	Class 4	Class 2	Class 2
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$749,960	$173,174	$569,330	$35,461,168	$1,536,070	$829,139
EXPENSES
Mortality and expense risk	859,361	179,976	36,655	4,424,080	466,169	198,239
Administrative fees	139,030	30,284	7,412	670,146	95,384	34,720
Total Expenses	998,391	210,260	44,067	5,094,226	561,553	232,959
Net Investment Income (Loss)	(248,431)	(37,086)	525,263	30,366,942	974,517	596,180
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(85,971)	(74,636)	(179,338)	(5,078,779)	(190,839)	(487,873)
Capital gains distributions from mutual fund investments (2)	1,366,389	-	830,284	58,721,755	6,383,994	214,073
Realized Gain (Loss) on Investments	1,280,418	(74,636)	650,946	53,642,976	6,193,155	(273,800)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,174,369	3,400,294	(176,324)	(15,565,169)	5,925,233	(389,943)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,206,356	$3,288,572	$999,885	$68,444,749	$13,092,905	($67,563)
					JPMorgan
	GE	Janus Aspen	JPMorgan	JPMorgan	Insurance Trust	JPMorgan
	Investments	Series Balanced	Insurance Trust	Insurance Trust	Intrepid	Insurance Trust
	Total Return	Service	Core Bond	Equity Index	Growth	Mid Cap Growth
	Class 3	Shares (1)	Class 1	Class 1	Class 1	Class 1
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$5,966,791	$1,012,620	$23,252	$5,005	$896	$52
EXPENSES
Mortality and expense risk	4,855,411	654,695	6,853	3,358	1,133	1,084
Administrative fees	750,485	107,634	817	398	136	130
Total Expenses	5,605,896	762,329	7,670	3,756	1,269	1,214
Net Investment Income (Loss)	360,895	250,291	15,582	1,249	(373)	(1,162)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(215,164)	(370,960)	1,320	1,290	3,023	1,686
Capital gains distributions from mutual fund investments (2)	22,894,847	1,175,518	-	9,564	-	4,908
Realized Gain on Investments	22,679,683	804,558	1,320	10,854	3,023	6,594
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,126,101	8,014,651	(32,126)	56,749	18,321	24,276
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,166,679	$9,069,500	($15,224)	$68,852	$20,971	$29,708
	JPMorgan	JPMorgan	Lord Abbett	Lord Abbett		MFS Investors
	Insurance Trust	Insurance Trust	Bond	International	Lord Abbett	Growth Stock
	Mid Cap Value	U.S. Equity	Debenture	Core Equity	Total Return	Series -
	Class 1	Class 1	Class VC (1)	Class VC	Class VC	Service Class
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$885	$662	$900,372	$387,819	$2,726,916	$61,977
EXPENSES
Mortality and expense risk	1,363	649	99,042	131,194	644,400	73,127
Administrative fees	159	78	15,710	28,384	143,806	17,274
Total Expenses	1,522	727	114,752	159,578	788,206	90,401
Net Investment Income (Loss)	(637)	(65)	785,620	228,241	1,938,710	(28,424)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4,187	2,371	(104,278)	(9,588)	(20,936)	(2,608)
Capital gains distributions from mutual fund investments (2)	952	-	330,265	380,511	52,828	465,759
Realized Gain on Investments	5,139	2,371	225,987	370,923	31,892	463,151
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,608	12,940	(572,641)	3,408,994	(3,574,469)	2,630,496
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,110	$15,246	$438,966	$4,008,158	($1,603,867)	$3,065,223

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts
	MFS	MFS	MFS	PIMCO	PIMCO
	Total Return	Utilities	Value	CommodityRealReturn	Global
	Series -	Series -	Series -	Strategy -	Multi-Asset -	Jennison
	Service Class	Service Class (1)	Service Class	Advisor Class (1)	Advisor Class	Class II
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$2,047,196	$98,171	$337,152	$29,737	$8,537,708	$-
EXPENSES
Mortality and expense risk	1,204,467	52,162	225,085	35,665	3,410,832	4,857
Administrative fees	196,251	8,222	47,323	5,266	552,780	475
Total Expenses	1,400,718	60,384	272,408	40,931	3,963,612	5,332
Net Investment Income (Loss)	646,478	37,787	64,744	(11,194)	4,574,096	(5,332)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(387,671)	(158,746)	(13,487)	(146,096)	(5,880,851)	5,015
Capital gains distributions from mutual fund investments (2)	-	87,359	103,456	-	-	-
Realized Gain (Loss) on Investments	(387,671)	(71,387)	89,969	(146,096)	(5,880,851)	5,015
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,811,915	467,969	8,839,562	(278,598)	(25,528,044)	96,802
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,070,722	$434,369	$8,994,275	($435,888)	($26,834,799)	$96,485
	SP	SP Prudential
	International	U.S. Emerging			Schwab
	Growth	Growth	Value	Schwab	VIT Balanced	Schwab
	Class II	Class II	Class II	VIT Balanced	with Growth	VIT Growth
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$16,230	$13,981	$6,902
EXPENSES
Mortality and expense risk	4,076	4,949	3,110	44,715	108,726	94,928
Administrative fees	400	476	322	31,939	77,661	67,806
Total Expenses	4,476	5,425	3,432	76,654	186,387	162,734
Net Investment Loss	(4,476)	(5,425)	(3,432)	(60,424)	(172,406)	(155,832)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,741	949	6,613	(9,663)	(15,023)	(13,573)
Capital gains distributions from mutual fund investments (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,741	949	6,613	(9,663)	(15,023)	(13,573)
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	44,523	76,687	53,133	868,584	3,379,246	4,353,564
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,788	$72,211	$56,314	$798,497	$3,191,817	$4,184,159
	Van Eck
	VIP Global
	Hard Assets
	Class S (1)
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$3,947
EXPENSES
Mortality and expense risk	25,061
Administrative fees	4,511
Total Expenses	29,572
Net Investment Loss	(25,625)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(69,701)
Capital gains distributions from mutual fund investments (2)	15,300
Realized Loss on Investments	(54,401)
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	297,894
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,868

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Cash Management		Diversified Bond		Floating Rate Income (1)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($4,284,235)	($4,793,182)	($1,161,553)	$1,174,022	($82,710)
Realized gain (loss) on investments	53,320	93,043	(1,403,920)	(4,896,284)	(19,541)
Change in net unrealized appreciation (depreciation) on investments	(53,968)	(96,568)	348,324	9,125,297	314,659
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,284,883)	(4,796,707)	(2,217,149)	5,403,035	212,408
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	66,003,131	51,625,784	6,091,509	6,566,683	6,323,828
Transfers between variable and fixed accounts, net	157,900,060	103,060,599	(2,662,482)	(504,724)	10,247,026
Contract charges and deductions	(31,933,898)	(16,156,122)	(2,366,709)	(2,057,473)	(43,622)
Surrenders	(215,892,740)	(218,392,971)	(8,693,232)	(8,212,100)	(747,137)
Adjustments to net assets allocated to contracts in payout (annuitization) period	8,651	5,100	60	80	-
Other	(194,735)	(822)	283	5,360	(625)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(24,109,531)	(79,858,432)	(7,630,571)	(4,202,174)	15,779,470
NET INCREASE (DECREASE) IN NET ASSETS	(28,394,414)	(84,655,139)	(9,847,720)	1,200,861	15,991,878
NET ASSETS
Beginning of Year or Period	293,187,241	377,842,380	81,511,932	80,311,071	-
End of Year or Period	$264,792,827	$293,187,241	$71,664,212	$81,511,932	$15,991,878

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($1,365,796)	$2,403,319	($3,643,143)	$12,128,761	($6,109,505)	$3,735,555
Realized gain (loss) on investments	(823,790)	(2,222,821)	1,931,030	501,006	(2,762,409)	71,493,211
Change in net unrealized appreciation (depreciation) on investments	4,677,317	4,034,215	15,058,499	16,346,134	(35,446,367)	(39,148,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,487,731	4,214,713	13,346,386	28,975,901	(44,318,281)	36,080,580
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,224,007	5,966,243	14,480,989	12,187,630	19,021,862	23,293,288
Transfers between variable and fixed accounts, net	51,683,720	1,581,096	(1,669,742)	30,742,242	(53,487,921)	24,435,798
Contract charges and deductions	(2,565,491)	(1,659,829)	(6,386,256)	(4,481,379)	(10,798,247)	(11,998,395)
Surrenders	(12,577,871)	(7,743,904)	(27,071,627)	(27,409,593)	(45,164,157)	(51,649,839)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	3,070	(849)	12,608	15,812
Other	(2,964)	(582)	7,597	70,045	(12,685)	1,572
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	51,761,401	(1,856,976)	(20,635,969)	11,108,096	(90,428,540)	(15,901,764)
NET INCREASE (DECREASE) IN NET ASSETS	54,249,132	2,357,737	(7,289,583)	40,083,997	(134,746,821)	20,178,816
NET ASSETS
Beginning of Year	68,728,448	66,370,711	255,048,623	214,964,626	466,676,425	446,497,609
End of Year	$122,977,580	$68,728,448	$247,759,040	$255,048,623	$331,929,604	$466,676,425

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Inflation Protected		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($285,889)	($235,073)	($9,295,116)	$23,894,633	($2,528,158)	($793,706)
Realized gain (loss) on investments	(260,409)	(17,195)	4,695,326	1,007,013	(221,089)	(217,723)
Change in net unrealized appreciation (depreciation) on investments	(1,584,788)	1,045,178	(19,527,440)	32,410,826	1,014,315	3,350,420
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,131,086)	792,910	(24,127,230)	57,312,472	(1,734,932)	2,338,991
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,192,057	2,641,901	33,316,956	35,758,546	49,709,714	25,474,591
Transfers between variable and fixed accounts, net	(1,703,958)	5,878,690	(41,404,057)	34,584,493	52,095,052	36,833,435
Contract charges and deductions	(108,163)	(498,318)	(19,075,010)	(18,248,550)	(7,009,379)	(5,860,385)
Surrenders	(1,532,382)	(3,381,067)	(66,135,175)	(71,882,770)	(26,064,379)	(34,914,989)
Adjustments to net assets allocated to contracts in payout (annuitization) period	117	170	26,451	9,845	2,924	80
Other	185	(683)	(1,140)	(1,351)	(734)	(19,349)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,152,144)	4,640,693	(93,271,975)	(19,779,787)	68,733,198	21,513,383
NET INCREASE (DECREASE) IN NET ASSETS	(3,283,230)	5,433,603	(117,399,205)	37,532,685	66,998,266	23,852,374
NET ASSETS
Beginning of Year	20,344,675	14,911,072	678,430,434	640,897,749	160,412,114	136,559,740
End of Year	$17,061,445	$20,344,675	$561,031,229	$678,430,434	$227,410,380	$160,412,114

	Emerging Markets Debt (1)		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($149,774)	$108,057	($2,251,063)	($1,845,815)	($2,485,061)	($561,385)
Realized gain (loss) on investments	(358,402)	(2,529)	2,145,857	5,570,248	1,299,202	3,857,483
Change in net unrealized appreciation (depreciation) on investments	(430,925)	96,401	38,358,475	16,505,146	46,975,310	17,397,376
Net Increase (Decrease) in Net Assets Resulting from Operations	(939,101)	201,929	38,253,269	20,229,579	45,789,451	20,693,474
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,663,056	1,274,478	19,822,441	7,479,004	22,150,436	6,838,038
Transfers between variable and fixed accounts, net	5,153,106	5,060,129	(377,446)	(5,177,620)	5,047,625	(714,911)
Contract charges and deductions	(102,063)	(44,127)	(2,604,311)	(3,333,295)	(4,116,229)	(3,328,967)
Surrenders	(1,154,372)	(118,144)	(15,328,654)	(14,338,728)	(18,568,386)	(15,459,514)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(952)	69	(1,650)	59
Other	(952)	(316)	30,491	7,515	24,186	8,402
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,558,775	6,172,020	1,541,569	(15,363,055)	4,535,982	(12,656,893)
NET INCREASE IN NET ASSETS	5,619,674	6,373,949	39,794,838	4,866,524	50,325,433	8,036,581
NET ASSETS
Beginning of Year or Period	6,373,949	-	139,925,751	135,059,227	147,138,623	139,102,042
End of Year or Period	$11,993,623	$6,373,949	$179,720,589	$139,925,751	$197,464,056	$147,138,623

(1) Operations commenced on May 3, 2012.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,803,452)	$517,725	($2,128,420)	$246,999	($4,084,022)	$2,056,163
Realized gain (loss) on investments	(97,142)	4,343,818	(13,742)	2,780,098	232,276	1,892,649
Change in net unrealized appreciation on investments	39,813,308	8,404,635	39,957,313	11,172,537	76,542,585	25,422,907
Net Increase in Net Assets Resulting from Operations	37,912,714	13,266,178	37,815,151	14,199,634	72,690,839	29,371,719
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	23,458,199	9,198,462	23,594,396	13,121,326	36,334,122	14,866,157
Transfers between variable and fixed accounts, net	31,487,146	6,361,762	16,727,338	(1,253,349)	14,473,500	7,775,301
Contract charges and deductions	(2,056,298)	(1,856,846)	(2,937,568)	(2,585,840)	(5,935,378)	(5,161,466)
Surrenders	(12,378,813)	(8,822,646)	(11,461,020)	(10,815,562)	(26,706,358)	(22,699,168)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(3,144)	13	(1,063)	12	(951)	1,195
Other	17,670	12,117	4,643	(1,746)	(9,174)	(6,606)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	40,524,760	4,892,862	25,926,726	(1,535,159)	18,155,761	(5,224,587)
NET INCREASE IN NET ASSETS	78,437,474	18,159,040	63,741,877	12,664,475	90,846,600	24,147,132
NET ASSETS
Beginning of Year	96,240,436	78,081,396	123,524,523	110,860,048	234,850,039	210,702,907
End of Year	$174,677,910	$96,240,436	$187,266,400	$123,524,523	$325,696,639	$234,850,039

	Focused 30		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,172,960)	($1,153,516)	($2,877,052)	($1,181,411)	($1,560,107)	($1,484,759)
Realized gain on investments	3,923,023	7,849,158	2,467,052	66,841,171	3,852,054	15,302,925
Change in net unrealized appreciation (depreciation) on investments	19,024,215	6,949,475	54,748,395	(37,317,117)	28,747,416	(327,897)
Net Increase in Net Assets Resulting from Operations	21,774,278	13,645,117	54,338,395	28,342,643	31,039,363	13,490,269
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,094,123	3,523,221	3,985,316	2,216,498	7,053,179	3,159,834
Transfers between variable and fixed accounts, net	(6,527,563)	7,867,012	(1,038,884)	(3,093,328)	(2,576,822)	9,242,763
Contract charges and deductions	(1,914,562)	(1,129,073)	(5,077,411)	(4,936,167)	(1,874,267)	(2,066,853)
Surrenders	(8,186,573)	(8,607,500)	(18,451,782)	(18,971,042)	(11,967,378)	(10,597,533)
Adjustments to net assets allocated to contracts in payout (annuitization) period	6	-	589	1,540	306	24
Other	(3,767)	(324)	7,465	4,411	53,774	19,245
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12,538,336)	1,653,336	(20,574,707)	(24,778,088)	(9,311,208)	(242,520)
NET INCREASE IN NET ASSETS	9,235,942	15,298,453	33,763,688	3,564,555	21,728,155	13,247,749
NET ASSETS
Beginning of Year	78,708,749	63,410,296	182,581,410	179,016,855	97,168,219	83,920,470
End of Year	$87,944,691	$78,708,749	$216,345,098	$182,581,410	$118,896,374	$97,168,219

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,188,902)	$712,459	($318,725)	($79,131)	($3,956,407)	($1,303,408)
Realized gain on investments	4,729,254	7,870,849	49,249	2,016,020	10,193,540	15,783,113
Change in net unrealized appreciation on investments	53,578,568	17,182,232	6,629,060	373,935	63,690,962	21,779,882
Net Increase in Net Assets Resulting from Operations	55,118,920	25,765,540	6,359,584	2,310,824	69,928,095	36,259,587
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,457,717	5,544,331	1,403,425	1,184,628	11,094,515	5,047,562
Transfers between variable and fixed accounts, net	10,988,719	(4,809,264)	3,550,185	2,708,101	(8,731,289)	(719,594)
Contract charges and deductions	(4,846,517)	(3,833,255)	(320,203)	(188,302)	(7,913,247)	(8,394,556)
Surrenders	(22,815,197)	(21,956,926)	(1,591,133)	(1,380,269)	(25,760,149)	(26,185,049)
Adjustments to net assets allocated to contracts in payout (annuitization) period	583	707	-	-	8,622	5,364
Other	70,056	30,264	(2,410)	(2,514)	8,170	11,409
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,144,639)	(25,024,143)	3,039,864	2,321,644	(31,293,378)	(30,234,864)
NET INCREASE IN NET ASSETS	45,974,281	741,397	9,399,448	4,632,468	38,634,717	6,024,723
NET ASSETS
Beginning of Year	186,371,553	185,630,156	18,303,043	13,670,575	251,729,596	245,704,873
End of Year	$232,345,834	$186,371,553	$27,702,491	$18,303,043	$290,364,313	$251,729,596

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,854,531)	($1,605,772)	($2,115,094)	($1,590,899)	($931,268)	($78,028)
Realized gain (loss) on investments	5,039,428	41,853,719	1,005,563	36,944,566	(169,641)	1,947,711
Change in net unrealized appreciation (depreciation) on investments	52,440,780	(29,857,483)	39,723,732	(28,255,903)	17,053,113	1,768,434
Net Increase in Net Assets Resulting from Operations	54,625,677	10,390,464	38,614,201	7,097,764	15,952,204	3,638,117
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,368,610	4,326,935	13,912,134	7,670,874	8,189,545	3,073,911
Transfers between variable and fixed accounts, net	(2,419,574)	(4,209,568)	6,360,542	(12,469,253)	28,633,195	4,776,808
Contract charges and deductions	(4,792,302)	(4,417,107)	(2,513,935)	(2,597,355)	(768,961)	(790,924)
Surrenders	(20,648,007)	(22,094,716)	(15,545,690)	(16,163,226)	(6,293,395)	(2,469,093)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,646)	526	521	41	12	-
Other	54,034	3,105	(3,264)	(9,341)	(6,854)	(1,463)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,438,885)	(26,390,825)	2,210,308	(23,568,260)	29,753,542	4,589,239
NET INCREASE (DECREASE) IN NET ASSETS	31,186,792	(16,000,361)	40,824,509	(16,470,496)	45,705,746	8,227,356
NET ASSETS
Beginning of Year	171,047,373	187,047,734	127,420,126	143,890,622	35,302,950	27,075,594
End of Year	$202,234,165	$171,047,373	$168,244,635	$127,420,126	$81,008,696	$35,302,950

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012	2013	2012

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($508,564)	$16,402	($1,136,744)	($947,392)	($2,525,540)	($685,755)
Realized gain on investments	148,227	1,374,983	52,365	11,266,614	2,525,993	6,015,731
Change in net unrealized appreciation (depreciation) on investments	10,167,396	1,893,748	23,576,453	(3,215,898)	51,032,969	13,392,855
Net Increase in Net Assets Resulting from Operations	9,807,059	3,285,133	22,492,074	7,103,324	51,033,422	18,722,831
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,678,130	1,809,854	12,461,813	4,896,967	9,251,335	4,790,612
Transfers between variable and fixed accounts, net	7,024,705	490,540	10,172,734	(3,022,646)	12,897,174	3,426,985
Contract charges and deductions	(549,852)	(417,600)	(1,447,999)	(1,743,501)	(4,007,855)	(2,565,365)
Surrenders	(3,528,892)	(2,668,370)	(7,645,890)	(7,546,854)	(17,700,426)	(15,457,962)
Adjustments to net assets allocated to contracts in payout (annuitization) period	28	30	(7,394)	510	862	1,374
Other	(1,538)	(2,359)	7,969	3,770	4,279	509
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,622,581	(787,905)	13,541,233	(7,411,754)	445,369	(9,803,847)
NET INCREASE (DECREASE) IN NET ASSETS	16,429,640	2,497,228	36,033,307	(308,430)	51,478,791	8,918,984
NET ASSETS
Beginning of Year	26,496,669	23,999,441	66,100,356	66,408,786	144,625,503	135,706,519
End of Year	$42,926,309	$26,496,669	$102,133,663	$66,100,356	$196,104,294	$144,625,503

	Small-Cap Value		Value Advantage (1)		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,459,061)	$368,984	($11,458)		($2,352,445)	($1,706,550)
Realized gain (loss) on investments	142,978	11,193,816	(632)		(47,586)	6,318,968
Change in net unrealized appreciation (depreciation) on investments	27,361,193	(3,606,197)	234,478		67,079,254	17,730,266
Net Increase in Net Assets Resulting from Operations	26,045,110	7,956,603	222,388		64,679,223	22,342,684
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,458,133	3,870,839	1,638,932		12,386,799	5,913,086
Transfers between variable and fixed accounts, net	8,798,473	(10,872,191)	1,582,251		21,297,988	3,706,413
Contract charges and deductions	(2,146,732)	(1,478,357)	(111)		(2,262,441)	(1,427,729)
Surrenders	(9,526,632)	(8,336,168)	(10,224)		(14,678,909)	(10,995,348)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(330)	-	-		18	-
Other	22,259	5,090	(207)		(5,868)	(3,296)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,605,171	(16,810,787)	3,210,641		16,737,587	(2,806,874)
NET INCREASE (DECREASE) IN NET ASSETS	29,650,281	(8,854,184)	3,433,029		81,416,810	19,535,810
NET ASSETS
Beginning of Year or Period	83,685,309	92,539,493	-		112,281,510	92,745,700
End of Year or Period	$113,335,590	$83,685,309	$3,433,029		$193,698,320	$112,281,510
(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Real Estate		Technology		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	($2,270,583)	($510,197)	($864,573)	($916,443)	($3,021,974)	($1,597,851)
Realized gain on investments	1,527,288	9,017,282	313,320	4,940,090	5,436,355	22,900,395
Change in net unrealized appreciation (depreciation) on investments	1,123,561	10,320,764	11,199,036	(1,214,108)	11,939,281	15,266,576
Net Increase in Net Assets Resulting from Operations	380,266	18,827,849	10,647,783	2,809,539	14,353,662	36,569,120
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,646,136	6,688,258	3,050,533	2,605,898	12,335,963	9,099,620
Transfers between variable and fixed accounts, net	2,830,535	3,451,865	5,231,168	(1,792,760)	(11,113,791)	8,792,955
Contract charges and deductions	(3,492,412)	(2,423,338)	(853,217)	(2,007,335)	(3,248,217)	(3,912,844)
Surrenders	(14,429,030)	(14,954,538)	(5,988,294)	(6,343,830)	(20,068,508)	(21,326,081)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1,725	4,567	628	-	(580)	1,338
Other	5,898	1,591	(3,496)	(890)	77,662	153,524
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,437,148)	(7,231,595)	1,437,322	(7,538,917)	(22,017,471)	(7,191,488)
NET INCREASE (DECREASE) IN NET ASSETS	(5,056,882)	11,596,254	12,085,105	(4,729,378)	(7,663,809)	29,377,632
NET ASSETS
Beginning of Year	148,071,131	136,474,877	50,007,442	54,736,820	219,443,722	190,066,090
End of Year	$143,014,249	$148,071,131	$62,092,547	$50,007,442	$211,779,913	$219,443,722

	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($3,090,948)	$239,307	($503,305)	$337,478	($2,151,944)	$2,552,886
Realized gain (loss) on investments	260,400	1,631,137	222,503	(56,455)	2,543,612	424,310
Change in net unrealized appreciation on investments	37,670,866	33,465,754	8,267,173	4,138,963	26,282,775	16,462,450
Net Increase in Net Assets Resulting from Operations	34,840,318	35,336,198	7,986,371	4,419,986	26,674,443	19,439,646
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	27,031,345	12,812,322	2,205,868	1,441,268	6,759,638	4,791,809
Transfers between variable and fixed accounts, net	1,393,024	10,379,053	3,734,963	3,033,001	(1,617,316)	721,823
Contract charges and deductions	(4,101,596)	(3,117,338)	(509,046)	(558,856)	(3,721,658)	(2,796,907)
Surrenders	(19,657,849)	(20,054,360)	(3,428,950)	(2,909,379)	(13,392,322)	(12,804,937)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1,319	1,082	28	30	8,647	2,822
Other	51,440	46,500	3,175	1,011	49,641	36,473
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,717,683	67,259	2,006,038	1,007,075	(11,913,370)	(10,048,917)
NET INCREASE IN NET ASSETS	39,558,001	35,403,457	9,992,409	5,427,061	14,761,073	9,390,729
NET ASSETS
Beginning of Year	210,321,826	174,918,369	30,948,085	25,521,024	140,393,416	131,002,687
End of Year	$249,879,827	$210,321,826	$40,940,494	$30,948,085	$155,154,489	$140,393,416

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012

	Currency Strategies (1)		Global Absolute Return (2)		Precious Metals (2)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment loss	($23,534)	($498)	($54,629)	($1,593)	($63,214)	($4,375)
Realized loss on investments	(54,666)	(2,498)	(103,838)	(2,014)	(1,983,008)	(14,628)
Change in net unrealized appreciation (depreciation) on investments	(1,189)	(210)	(28,480)	5,295	(712,434)	(165,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	(79,389)	(3,206)	(186,947)	1,688	(2,758,656)	(184,217)
INCREASE (DECREASE) IN NET
ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	976,559	87,755	1,797,732	292,862	2,625,990	324,021
Transfers between variable and fixed accounts, net	1,339,246	134,232	3,873,650	624,858	4,401,076	2,169,379
Contract charges and deductions	(4,904)	(29)	(52,646)	(46)	(4,126)	(29)
Surrenders	(106,068)	(183)	(450,057)	(5,330)	(217,273)	(13,008)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	6	-
Other	(68)	(11)	(18)	(71)	493	(113)
Net Increase in Net Assets Derived from Contract Owner Transactions	2,204,765	221,764	5,168,661	912,273	6,806,166	2,480,250
NET INCREASE IN NET ASSETS	2,125,376	218,558	4,981,714	913,961	4,047,510	2,296,033
NET ASSETS
Beginning of Year or Period	218,558	-	913,961	-	2,296,033	-
End of Year or Period	$2,343,934	$218,558	$5,895,675	$913,961	$6,343,543	$2,296,033

	American Funds Asset Allocation		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)	($13,810,298)	$3,080,485	($3,702,211)	$697,234	($10,816,427)	$2,585,565
Realized gain (loss) on investments	(343,799)	4,558,215	(109,467)	5,424,606	(337,645)	5,979,377
Change in net unrealized appreciation on investments	197,746,380	39,115,454	24,381,790	6,202,517	114,444,334	29,820,833
Net Increase in Net Assets Resulting from Operations	183,592,283	46,754,154	20,570,112	12,324,357	103,290,262	38,385,775
INCREASE (DECREASE) IN NET
ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	296,897,336	139,667,018	55,831,669	53,660,412	269,083,526	205,447,937
Transfers between variable and fixed accounts, net	502,987,027	119,732,854	26,787,028	46,321,953	143,011,061	102,836,603
Contract charges and deductions	(12,101,738)	(5,640,907)	(4,875,474)	(2,580,859)	(10,945,213)	(5,483,805)
Surrenders	(60,779,057)	(24,105,091)	(17,077,433)	(12,068,515)	(34,286,762)	(19,292,915)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(85,286)	(15,667)	(10,390)	(10,391)	(53,215)	(15,471)
Net Increase in Net Assets Derived from Contract Owner Transactions	726,918,282	229,638,207	60,655,400	85,322,600	366,809,397	283,492,349
NET INCREASE IN NET ASSETS	910,510,565	276,392,361	81,225,512	97,646,957	470,099,659	321,878,124
NET ASSETS
Beginning of Year	540,802,154	264,409,793	224,661,039	127,014,082	592,462,530	270,584,406
End of Year	$1,451,312,719	$540,802,154	$305,886,551	$224,661,039	$1,062,562,189	$592,462,530

(1) Operations commenced on October 4, 2012.

(2) Operations commenced on October 2, 2012.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,237,514)	$207,024	($46,965,778)	$33,562,755	($59,234,153)	$32,221,630
Realized gain (loss) on investments	(190,363)	7,030,117	55,283,436	14,875,238	48,835,807	4,702,177
Change in net unrealized appreciation on investments	58,237,591	15,873,934	38,269,026	219,465,309	264,487,329	335,683,708
Net Increase in Net Assets Resulting from Operations	53,809,714	23,111,075	46,586,684	267,903,302	254,088,983	372,607,515
INCREASE (DECREASE) IN
ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	41,322,226	40,258,139	96,053,347	132,891,510	145,338,288	188,805,915
Transfers between variable and fixed accounts, net	68,831,224	23,134,842	(558,906,891)	291,547,968	(163,477,489)	262,669,769
Contract charges and deductions	(3,597,705)	(2,722,460)	(76,967,517)	(79,071,113)	(84,230,087)	(85,434,450)
Surrenders	(16,898,735)	(9,811,338)	(396,731,560)	(422,685,283)	(382,899,127)	(402,733,435)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	6,676	7,442	6,067	4,706
Other	9,206	(6,543)	(3,319)	(54,971)	(55,952)	(166,584)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	89,666,216	50,852,640	(936,549,264)	(77,364,447)	(485,318,300)	(36,854,079)
NET INCREASE (DECREASE) IN NET ASSETS	143,475,930	73,963,715	(889,962,580)	190,538,855	(231,229,317)	335,753,436
NET ASSETS
Beginning of Year	241,462,044	167,498,329	3,551,104,617	3,360,565,762	4,105,358,719	3,769,605,283
End of Year	$384,937,974	$241,462,044	$2,661,142,037	$3,551,104,617	$3,874,129,402	$4,105,358,719

	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
Net investment income (loss)	($215,938,528)	$70,020,476	($182,273,166)	$17,750,776	($37,384,870)	($4,140,296)
Realized gain on investments	115,511,859	50,333,693	167,297,706	61,446,906	38,361,290	11,150,373
Change in net unrealized appreciation on investments	1,621,069,097	1,363,399,352	1,772,715,612	1,307,633,035	426,519,961	299,461,884
Net Increase in Net Assets Resulting from Operations	1,520,642,428	1,483,753,521	1,757,740,152	1,386,830,717	427,496,381	306,471,961
INCREASE (DECREASE) IN x
NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	465,657,474	519,891,795	159,112,850	196,339,565	39,355,572	30,338,400
Transfers between variable and fixed accounts, net	326,604,819	266,599,663	62,755,011	(412,037,691)	(10,092,498)	(137,620,807)
Contract charges and deductions	(265,364,386)	(250,712,577)	(179,521,442)	(166,394,295)	(27,468,856)	(28,398,451)
Surrenders	(1,342,259,754)	(1,335,047,875)	(1,123,204,214)	(979,543,070)	(230,556,297)	(206,616,799)
Adjustments to net assets allocated to contracts in payout (annuitization) period	6,618	7,232	(15,992)	3,458	-	-
Other	(483,630)	(319,569)	(274,328)	(128,397)	(115,308)	(32,675)
Net Decrease in Net Assets Derived from Contract Owner Transactions	(815,838,859)	(799,581,331)	(1,081,148,115)	(1,361,760,430)	(228,877,387)	(342,330,332)
NET INCREASE (DECREASE) IN NET ASSETS	704,803,569	684,172,190	676,592,037	25,070,287	198,618,994	(35,858,371)
NET ASSETS
Beginning of Year	14,084,003,692	13,399,831,502	11,725,479,670	11,700,409,383	2,355,484,283	2,391,342,654
End of Year	$14,788,807,261	$14,084,003,692	$12,402,071,707	$11,725,479,670	$2,554,103,277	$2,355,484,283

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Period Ended December 31, 2013	Period Ended December 31, 2013

	Invesco V.I. Balanced-Risk Allocation Series II		American Century VP Mid Cap Value Class II (1)	American Funds IS Global Growth Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($62,854)	($2,074,534)	($6,343)	$4,045
Realized gain (loss) on investments	9,896,880	955,066	(22,231)	(321)
Change in net unrealized appreciation (depreciation) on investments	(11,628,906)	27,275,766	738,894	16,361
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,794,880)	26,156,298	710,320	20,085
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	68,605,976	71,423,757	3,481,927	228,685
Transfers between variable and fixed accounts, net	(48,912,271)	153,843,133	4,367,254	474,754
Contract charges and deductions	(7,677,615)	(3,888,291)	(25,411)	-
Surrenders	(32,099,385)	(31,429,012)	(507,193)	(2,755)
Adjustments to net assets allocated to contracts in payout (annuitization) period	12	-	-	-
Other	(6,817)	(10,167)	(460)	(36)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(20,090,100)	189,939,420	7,316,117	700,648
NET INCREASE (DECREASE) IN NET ASSETS	(21,884,980)	216,095,718	8,026,437	720,733
NET ASSETS
Beginning of Year or Period	438,200,924	222,105,206	-	-
End of Year or Period	$416,315,944	$438,200,924	$8,026,437	$720,733

	American Funds IS International Growth and Income Fund Class 4 (1)		American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	American Funds IS New World Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,530		$25,564	$5,271
Realized gain (loss) on investments	1,539		(32)	(135)
Change in net unrealized appreciation on investments	4,862		41,054	6,602
Net Increase in Net Assets Resulting from Operations	11,931		66,586	11,738
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	399,535		746,060	453,338
Transfers between variable and fixed accounts, net	138,199		2,977,575	131,488
Contract charges and deductions	-		(947)	-
Surrenders	(185)		(4,534)	(199)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-
Other	32		(190)	(26)
Net Increase in Net Assets Derived from Contract Owner Transactions	537,581		3,717,964	584,601
NET INCREASE IN NET ASSETS	549,512		3,784,550	596,339
NET ASSETS
Beginning of Period	-		-	-
End of Period	$549,512		$3,784,550	$596,339

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended December 31, 2013	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012

	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4 (1)	BlackRock Capital Appreciation V.I. Class III		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,007	($271,333)	$37,065	($6,604,921)	$707,588
Realized gain (loss) on investments	(404)	5,493,171	236,715	89,202,461	2,364,098
Change in net unrealized appreciation (depreciation) on investments	(3,780)	4,168,776	646,101	164,840,146	134,568,941
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,177)	9,390,614	919,881	247,437,686	137,640,627
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	48,886	4,075,403	10,381,618	232,559,150	221,202,807
Transfers between variable and fixed accounts, net	323,067	4,702,488	6,707,778	88,648,781	8,530,752
Contract charges and deductions	-	(589,936)	(149,088)	(34,450,906)	(28,699,715)
Surrenders	-	(897,049)	(305,889)	(117,766,699)	(120,940,179)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	12	-
Other	(18)	(1,970)	1,267	(58,219)	(17,583)
Net Increase in Net Assets Derived from Contract Owner Transactions	371,935	7,288,936	16,635,686	168,932,119	80,076,082
NET INCREASE IN NET ASSETS	369,758	16,679,550	17,555,567	416,369,805	217,716,709
NET ASSETS
Beginning of Year or Period	-	21,982,691	4,427,124	1,848,560,619	1,630,843,910
End of Year or Period	$369,758	$38,662,241	$21,982,691	$2,264,930,424	$1,848,560,619

	Fidelity VIP Contrafund	Fidelity VIP FundsManager		Fidelity VIP Strategic Income
	Service Class 2 (1)	60% Service Class 2 (2)		Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$50,497	$138,547	$148,591	$24,586
Realized gain (loss) on investments	(30,398)	2,253,802	61,122	5,175
Change in net unrealized appreciation (depreciation) on investments	2,971,302	4,621,931	297,195	(29,126)
Net Increase in Net Assets Resulting from Operations	2,991,401	7,014,280	506,908	635
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,981,226	24,690,018	10,700,074	481,322
Transfers between variable and fixed accounts, net	14,167,792	27,394,171	8,495,093	513,415
Contract charges and deductions	(17,573)	(519,607)	(39,392)	-
Surrenders	(529,095)	(1,620,863)	(216,365)	(2,452)
Adjustments to net assets allocated to contracts in payout (annuitization) period	20	-	-	-
Other	(938)	(9,626)	(46)	2
Net Increase in Net Assets Derived from Contract Owner Transactions	25,601,432	49,934,093	18,939,364	992,287
NET INCREASE IN NET ASSETS	28,592,833	56,948,373	19,446,272	992,922
NET ASSETS
Beginning of Year or Period	-	19,446,272	-	-
End of Year or Period	$28,592,833	$76,394,645	$19,446,272	$992,922

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced on May 2, 2012.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2013	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	First Trust/Dow Jones		Franklin Rising Dividends		Franklin Templeton VIP Founding
	Dividend & Income Allocation (1)		Securities Class 2 (2)		Funds Allocation Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($248,431)	$230,452	($37,086)		$525,263	$39,748
Realized gain (loss) on investments	1,280,418	(9,645)	(74,636)		650,946	(9,712)
Change in net unrealized appreciation (depreciation) on investments	6,174,369	125,168	3,400,294		(176,324)	330,481
Net Increase in Net Assets Resulting from Operations	7,206,356	345,975	3,288,572		999,885	360,517
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	26,322,362	15,270,601	17,365,175		1,650,867	481,646
Transfers between variable and fixed accounts, net	39,820,370	15,099,741	19,240,238		598,230	924,779
Contract charges and deductions	(1,433,146)	(73,964)	(58,069)		(26,060)	(16,104)
Surrenders	(3,859,962)	(234,076)	(712,597)		(353,686)	(81,861)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(2,747)	(3,395)	(2,405)		(83)	(43)
Net Increase in Net Assets Derived from Contract Owner Transactions	60,846,877	30,058,907	35,832,342		1,869,268	1,308,417
NET INCREASE IN NET ASSETS	68,053,233	30,404,882	39,120,914		2,869,153	1,668,934
NET ASSETS
Beginning of Year or Period	30,404,882	-	-		3,589,271	1,920,337
End of Year or Period	$98,458,115	$30,404,882	$39,120,914		$6,458,424	$3,589,271

	Franklin Templeton VIP Founding		Mutual Global Discovery		Templeton Global Bond
	Funds Allocation Class 4		Securities Class 2		Securities Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$30,366,942	$3,425,266	$974,517	$317,203	$596,180	$80,585
Realized gain (loss) on investments	53,642,976	859,895	6,193,155	863,085	(273,800)	(10,327)
Change in net unrealized appreciation (depreciation) on investments	(15,565,169)	30,135,899	5,925,233	435,080	(389,943)	146,233
Net Increase (Decrease) in Net Assets Resulting from Operations	68,444,749	34,421,060	13,092,905	1,615,368	(67,563)	216,491
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	17,177,658	10,445,959	31,857,947	9,547,116	12,683,891	581,899
Transfers between variable and fixed accounts, net	93,434,661	3,750,696	31,029,633	8,025,986	17,936,564	1,022,427
Contract charges and deductions	(5,775,099)	(4,787,594)	(769,803)	(282,204)	(176,041)	(89,400)
Surrenders	(25,818,620)	(20,098,782)	(1,997,184)	(428,989)	(743,546)	(23,989)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	74	-
Other	(18,279)	(2,460)	(3,249)	883	(2,476)	(400)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	79,000,321	(10,692,181)	60,117,344	16,862,792	29,698,466	1,490,537
NET INCREASE IN NET ASSETS	147,445,070	23,728,879	73,210,249	18,478,160	29,630,903	1,707,028
NET ASSETS
Beginning of Year	281,823,553	258,094,674	26,102,806	7,624,646	2,537,573	830,545
End of Year	$429,268,623	$281,823,553	$99,313,055	$26,102,806	$32,168,476	$2,537,573

(1) Operations commenced on May 4, 2012.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	GE Investments Total Return Class 3		Janus Aspen Series Balanced Service Shares (1)		JPMorgan Insurance Trust Core Bond Class 1
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$360,895	$822,490	$250,291		$15,582	$23,067
Realized gain (loss) on investments	22,679,683	(546,548)	804,558		1,320	19,662
Change in net unrealized appreciation (depreciation) on investments	29,126,101	26,767,917	8,014,651		(32,126)	(16,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,166,679	27,043,859	9,069,500		(15,224)	26,445
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	64,617,276	75,298,097	39,364,408		-	14
Transfers between variable and fixed accounts, net	49,052,563	44,869,600	211,487,512		732	(1,638)
Contract charges and deductions	(6,338,736)	(4,665,727)	(1,255,067)		(228)	(2,618)
Surrenders	(20,340,342)	(14,248,045)	(5,147,956)		(19,511)	(270,237)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	16		-	-
Other	(4,979)	(7,388)	(37,958)		(477)	1,660
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	86,985,782	101,246,537	244,410,955		(19,484)	(272,819)
NET INCREASE (DECREASE) IN NET ASSETS	139,152,461	128,290,396	253,480,455		(34,708)	(246,374)
NET ASSETS
Beginning of Year or Period	347,372,932	219,082,536	-		566,888	813,262
End of Year or Period	$486,525,393	$347,372,932	$253,480,455		$532,180	$566,888

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Equity Index Class 1		Intrepid Growth Class 1		Mid Cap Growth Class 1
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,249	$1,081	($373)	($626)	($1,162)	($1,263)
Realized gain on investments	10,854	5,389	3,023	4,377	6,594	1,227
Change in net unrealized appreciation on investments	56,749	24,881	18,321	5,198	24,276	11,389
Net Increase in Net Assets Resulting from Operations	68,852	31,351	20,971	8,949	29,708	11,353
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	7	-	-
Transfers between variable and fixed accounts, net	-	-	(1,937)	(2,288)	5,279	(14)
Contract charges and deductions	(36)	(14,715)	(130)	(119)	(6,714)	(29)
Surrenders	(5,736)	(15,420)	(2,737)	(11,024)	(5,207)	(35,114)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(9)	(2)	4,259	1,802	(3)	79
Net Decrease in Net Assets Derived from Contract Owner Transactions	(5,781)	(30,137)	(545)	(11,622)	(6,645)	(35,078)
NET INCREASE (DECREASE) IN NET ASSETS	63,071	1,214	20,426	(2,673)	23,063	(23,725)
NET ASSETS
Beginning of Year	232,556	231,342	73,040	75,713	72,458	96,183
End of Year	$295,627	$232,556	$93,466	$73,040	$95,521	$72,458

1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012

	JPMorgan Insurance Trust Mid Cap Value Class 1		JPMorgan Insurance Trust U.S. Equity Class 1		Lord Abbett Bond Debenture Class VC (1)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($637)	($540)	($65)	$217	$785,620
Realized gain on investments	5,139	(2,787)	2,371	14,616	225,987
Change in net unrealized appreciation (depreciation) on investments	16,608	15,786	12,940	(4,974)	(572,641)
Net Increase in Net Assets Resulting from Operations	21,110	12,459	15,246	9,859	438,966
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	13,262	6,401,066
Transfers between variable and fixed accounts, net	(2,933)	-	(1,026)	(252)	12,948,134
Contract charges and deductions	(8,822)	(89)	(2,559)	(14,362)	(11,920)
Surrenders	(656)	(12,978)	(865)	(37,895)	(752,127)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	6,694	3,505	36	21	(714)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,717)	(9,562)	(4,414)	(39,226)	18,584,439
NET INCREASE (DECREASE) IN NET ASSETS	15,393	2,897	10,832	(29,367)	19,023,405
NET ASSETS
Beginning of Year or Period	95,439	92,542	46,122	75,489	-
End of Year or Period	$110,832	$95,439	$56,954	$46,122	$19,023,405

	Lord Abbett International Core Equity Class VC		Lord Abbett Total Return Class VC		MFS Investors Growth Stock Series - Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$228,241	$75,490	$1,938,710	$597,147	($28,424)	($2,017)
Realized gain (loss) on investments	370,923	(54,819)	31,892	291,971	463,151	20,869
Change in net unrealized appreciation (depreciation) on investments	3,408,994	873,796	(3,574,469)	460,637	2,630,496	26,356
Net Increase (Decrease) in Net Assets Resulting from Operations	4,008,158	894,467	(1,603,867)	1,349,755	3,065,223	45,208
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,917,374	3,338,775	50,509,674	20,337,074	16,730,998	77,263
Transfers between variable and fixed accounts, net	6,647,672	2,808,679	50,788,014	16,432,974	8,808,492	(68,911)
Contract charges and deductions	(267,524)	(111,721)	(1,552,007)	(491,081)	(130,156)	(8,504)
Surrenders	(476,261)	(183,299)	(2,551,435)	(850,525)	(210,698)	(1,859)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1,245)	(96)	(1,027)	(1,476)	(738)	100
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	17,820,016	5,852,338	97,193,219	35,426,966	25,197,898	(1,911)
NET INCREASE IN NET ASSETS	21,828,174	6,746,805	95,589,352	36,776,721	28,263,121	43,297
NET ASSETS
Beginning of Year	9,887,817	3,141,012	49,547,933	12,771,212	436,215	392,918
End of Year	$31,715,991	$9,887,817	$145,137,285	$49,547,933	$28,699,336	$436,215

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	MFS Total Return Series - Service Class		MFS Utilities Series - Service Class (1)		MFS Value Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$646,478	$310,113	$37,787		$64,744	$75,519
Realized gain (loss) on investments	(387,671)	(76,982)	(71,387)		89,969	86,858
Change in net unrealized appreciation on investments	14,811,915	1,675,573	467,969		8,839,562	1,351,510
Net Increase in Net Assets Resulting from Operations	15,070,722	1,908,704	434,369		8,994,275	1,513,887
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	36,005,971	18,224,506	4,409,306		12,358,577	5,820,189
Transfers between variable and fixed accounts, net	60,360,562	20,777,502	5,078,550		5,934,497	5,605,543
Contract charges and deductions	(1,749,255)	(344,886)	(2,676)		(476,253)	(260,294)
Surrenders	(5,552,263)	(1,303,012)	(148,365)		(848,072)	(389,510)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(12,653)	(3,462)	(1,088)		(1,120)	576
Net Increase in Net Assets Derived from Contract Owner Transactions	89,052,362	37,350,648	9,335,727		16,967,629	10,776,504
NET INCREASE IN NET ASSETS	104,123,084	39,259,352	9,770,096		25,961,904	12,290,391
NET ASSETS
Beginning of Year or Period	50,782,667	11,523,315	-		19,270,734	6,980,343
End of Year or Period	$154,905,751	$50,782,667	$9,770,096		$45,232,638	$19,270,734

	PIMCO CommodityRealReturn Strategy - Advisor Class (1)		PIMCO Global Multi-Asset - Advisor Class		Jennison Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,194)		$4,574,096	$4,423,485	($5,332)	($4,855)
Realized gain (loss) on investments	(146,096)		(5,880,851)	(2,255,367)	5,015	21,358
Change in net unrealized appreciation (depreciation) on investments	(278,598)		(25,528,044)	15,396,419	96,802	21,217
Net Increase (Decrease) in Net Assets Resulting from Operations	(435,888)		(26,834,799)	17,564,537	96,485	37,720
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,816,490		28,063,337	37,011,999	-	6,170
Transfers between variable and fixed accounts, net	4,134,177		(7,658,641)	(207,019)	-	-
Contract charges and deductions	(15,362)		(4,893,570)	(3,819,401)	(336)	(6,439)
Surrenders	(338,455)		(15,817,911)	(15,414,938)	(2,555)	(34,774)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-	-
Other	(4,039)		907	(3,937)	(11)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,592,811		(305,878)	17,566,704	(2,902)	(35,045)
NET INCREASE (DECREASE) IN NET ASSETS	5,156,923		(27,140,677)	35,131,241	93,583	2,675
NET ASSETS
Beginning of Year or Period	-		275,783,264	240,652,023	278,181	275,506
End of Year or Period	$5,156,923		$248,642,587	$275,783,264	$371,764	$278,181
(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012	Year Ended December 31, 2013	Year/Period Ended December 31, 2012

	SP International Growth Class II		SP Prudential U.S. Emerging Growth Class II		Value Class II
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment loss	($4,476)	($4,478)	($5,425)	($4,726)	($3,432)	($2,527)
Realized gain on investments	1,741	15,215	949	28,029	6,613	13,423
Change in net unrealized appreciation on investments	44,523	38,247	76,687	15,050	53,133	14,873
Net Increase in Net Assets Resulting from Operations	41,788	48,984	72,211	38,353	56,314	25,769
INCREASE (DECREASE) IN NET
ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	41	-	6,163	-	52
Transfers between variable and fixed accounts, net	-	-	-	-	(13,160)	-
Contract charges and deductions	(178)	(6,639)	(167)	(145)	(377)	(7,703)
Surrenders	(689)	(57,110)	(871)	(35,098)	(1,255)	(56,771)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	69	(12)	(7)	(2)	(18)	(5)
Net Decrease in Net Assets Derived from Contract Owner Transactions	(798)	(63,720)	(1,045)	(29,082)	(14,810)	(64,427)
NET INCREASE (DECREASE) IN NET ASSETS	40,990	(14,736)	71,166	9,271	41,504	(38,658)
NET ASSETS
Beginning of Year	252,862	267,598	281,736	272,465	190,730	229,388
End of Year	$293,852	$252,862	$352,902	$281,736	$232,234	$190,730

	Schwab VIT Balanced (1)		Schwab VIT Balanced with Growth (2)		Schwab VIT Growth (3)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment loss	($60,424)	($2,051)	($172,406)	($1,107)	($155,832)	($389)
Realized loss on investments	(9,663)	(40)	(15,023)	(43)	(13,573)	(1,789)
Change in net unrealized appreciation on investments	868,584	22,176	3,379,246	20,744	4,353,564	8,854
Net Increase in Net Assets Resulting from Operations	798,497	20,085	3,191,817	19,594	4,184,159	6,676
INCREASE (DECREASE) IN NET
ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	22,322,031	1,991,405	64,047,667	937,004	67,328,634	173,919
Transfers between variable and fixed accounts, net	1,038,034	-	(951,579)	429,293	1,448,309	143,098
Contract charges and deductions	(58,125)	(708)	(153,854)	-	(150,540)	-
Surrenders	(155,263)	(4,372)	(1,127,229)	(3,747)	(713,897)	(2,065)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(4,917)	(71)	(14,525)	(25)	(1,577)	1,215
Net Increase in Net Assets Derived from Contract Owner Transactions	23,141,760	1,986,254	61,800,480	1,362,525	67,910,929	316,167
NET INCREASE IN NET ASSETS	23,940,257	2,006,339	64,992,297	1,382,119	72,095,088	322,843
NET ASSETS
Beginning of Year or Period	2,006,339	-	1,382,119	-	322,843	-
End of Year or Period	$25,946,596	$2,006,339	$66,374,416	$1,382,119	$72,417,931	$322,843

(1) Operations commenced on September 6, 2012.

(2) Operations commenced on October 2, 2012.

(3) Operations commenced on October 9, 2012.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Variable Account
Period Ended December 31, 2013
Van Eck VIP Global Hard Assets Class S (1)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	($25,625)
Realized loss on investments	(54,401)
Change in net unrealized appreciation on investments	297,894
Net Increase in Net Assets Resulting from Operations	217,868
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,206,287
Transfers between variable and fixed accounts, net	3,102,412
Contract charges and deductions	(4,645)
Surrenders	(205,258)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-
Other	(194)
Net Increase in Net Assets Derived from Contract Owner Transactions	4,098,602
NET INCREASE IN NET ASSETS	4,316,470
NET ASSETS
Beginning of Period	-
End of Period	$4,316,470

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of units outstanding, net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Investment Income	Total Return (5)
For Each Year	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest
Cash Management
2013	24,234,768	$264,792,827	$9.08	$12.54	0.40%	2.00%	0.00%	(1.98%)	(0.40%)
2012 (6)	26,071,132	293,187,241	9.26	12.71	0.40%	2.00%	0.00%	(1.99%)	(0.40%)
2011	33,093,929	377,842,380	9.45	12.88	0.40%	2.00%	0.00%	(1.98%)	(0.40%)
2010	36,209,461	421,319,174	9.63	13.06	0.40%	2.00%	0.01%	(2.03%)	(0.45%)
2009	49,268,525	584,025,883	9.83	13.25	0.40%	2.00%	0.23%	(1.81%)	(0.23%)
Diversified Bond
2013	5,953,785	$71,664,212	$9.59	$13.34	0.40%	2.00%	0.00%	(3.11%)	(1.54%)
2012	6,534,368	81,511,932	10.68	13.54	0.40%	2.00%	2.92%	6.22%	7.93%
2011	6,847,934	80,311,071	10.03	12.55	0.40%	2.00%	4.08%	3.85%	5.52%
2010	244,750,519	2,747,532,095	10.58	11.89	0.40%	2.00%	3.17%	5.91%	7.61%
2009	182,769,035	1,929,492,390	10.25	11.05	0.40%	2.00%	3.58%	11.88%	13.68%
Floating Rate Income (7)
05/02/2013 - 12/31/2013	1,578,956	$15,991,878	$10.09	$10.20	0.40%	2.00%	0.00%	1.89%	1.89%
Floating Rate Loan
2013	12,573,990	$122,977,580	$9.38	$11.89	0.40%	2.00%	0.00%	2.46%	4.11%
2012	7,277,772	68,728,448	9.15	11.46	0.40%	2.00%	5.08%	5.95%	7.67%
2011	7,502,688	66,370,711	8.64	10.32	0.40%	2.00%	10.89%	0.48%	2.10%
2010	110,821,639	971,109,983	8.60	10.50	0.40%	2.00%	4.76%	5.15%	6.85%
2009	107,641,304	892,571,035	8.18	9.13	0.40%	2.00%	4.77%	21.85%	23.81%
High Yield Bond
2013	13,354,751	$247,759,040	$10.12	$22.72	0.40%	2.00%	0.00%	5.12%	6.82%
2012	13,864,713	255,048,623	11.05	21.48	0.40%	2.00%	6.62%	13.01%	14.84%
2011	13,036,324	214,964,626	9.71	18.90	0.40%	2.00%	8.81%	1.37%	3.00%
2010	62,500,624	997,803,379	11.12	18.53	0.40%	2.00%	7.74%	12.26%	14.07%
2009	66,629,449	953,674,332	10.46	16.41	0.40%	2.00%	8.52%	37.11%	39.31%
Inflation Managed
2013	18,700,934	$331,929,604	$8.90	$22.53	0.40%	2.00%	0.00%	(10.72%)	(9.28%)
2012	22,935,187	466,676,425	10.81	25.08	0.40%	2.00%	2.33%	7.69%	9.43%
2011	23,093,219	446,497,609	10.02	23.15	0.40%	2.00%	2.65%	9.64%	11.41%
2010	239,677,117	4,108,322,933	10.59	20.99	0.40%	2.00%	2.01%	6.62%	8.34%
2009	238,791,771	3,872,342,139	10.15	19.57	0.40%	2.00%	3.99%	18.41%	20.32%
Inflation Protected
2013	1,732,071	$17,061,445	$8.90	$10.22	0.40%	2.00%	0.00%	(11.26%)	(9.83%)
2012	1,831,788	20,344,675	10.39	11.33	0.40%	2.00%	0.47%	3.42%	5.09%
05/03/2011 - 12/31/2011	1,394,249	14,911,072	10.08	10.78	0.40%	2.00%	8.05%	6.85%	6.85%
Managed Bond
2013	29,675,668	$561,031,229	$9.50	$24.12	0.40%	2.00%	0.00%	(4.14%)	(2.60%)
2012	33,365,816	678,430,434	10.85	25.01	0.40%	2.00%	5.09%	8.52%	10.28%
2011	33,234,677	640,897,749	9.97	22.91	0.40%	2.00%	2.00%	1.79%	3.43%
2010	283,102,115	5,159,548,706	10.64	22.37	0.40%	2.00%	3.69%	6.80%	8.53%
2009	231,242,350	3,983,944,266	11.16	20.82	0.40%	2.00%	6.62%	18.61%	20.53%
Short Duration Bond
2013	21,720,887	$227,410,380	$9.88	$12.07	0.40%	2.00%	0.00%	(1.59%)	0.00%
2012	14,984,700	160,412,114	10.07	12.07	0.40%	2.00%	0.85%	1.14%	2.78%
2011	12,870,070	136,559,740	9.93	11.75	0.40%	2.00%	1.46%	(1.12%)	0.47%
2010	135,177,217	1,443,392,122	10.15	11.69	0.40%	2.00%	1.53%	1.36%	2.99%
2009	124,975,917	1,310,907,028	10.02	11.35	0.40%	2.00%	2.90%	6.51%	8.22%
Emerging Markets Debt
2013	1,194,460	$11,993,623	$9.16	$10.28	0.40%	2.00%	0.00%	(8.29%)	(6.81%)
05/03/2012 - 12/31/2012	581,634	6,373,949	10.91	11.03	0.40%	2.00%	9.39%	9.11%	9.11%
American Funds Growth
2013	11,519,641	$179,720,589	$11.79	$18.90	0.40%	2.00%	0.00%	27.07%	29.11%
2012	11,133,308	139,925,751	9.75	14.64	0.40%	2.00%	0.17%	15.12%	16.98%
2011	12,321,026	135,059,227	8.47	12.52	0.40%	2.00%	0.06%	(6.54%)	(5.04%)
2010 (6)	73,532,931	870,517,645	9.05	13.18	0.40%	2.00%	0.00%	15.92%	17.79%
2009	79,831,461	816,556,336	7.81	11.19	0.40%	2.00%	0.10%	36.12%	38.31%
American Funds Growth-Income
2013	13,263,924	$197,464,056	$11.89	$17.44	0.40%	2.00%	0.00%	30.36%	32.46%
2012	12,698,791	147,138,623	9.70	13.16	0.40%	2.00%	1.10%	14.74%	16.60%
2011	13,767,190	139,102,042	8.43	11.29	0.40%	2.00%	0.21%	(4.17%)	(2.63%)
2010 (6)	119,156,515	1,253,641,181	8.74	11.59	0.40%	2.00%	0.00%	8.83%	10.58%
2009	140,391,377	1,356,955,384	7.98	10.48	0.40%	2.00%	1.24%	28.15%	30.22%

See Notes to Financial Statements	H-29	See explanation of references on pages H-35 and H-36

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Investment Income	Total Return (5)
For Each Year	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest
Comstock
2013	11,447,823	$174,677,910	$11.87	$18.29	0.40%	2.00%	0.00%	32.90%	35.04%
2012	8,421,136	96,240,436	9.55	13.54	0.40%	2.00%	2.04%	16.19%	18.07%
2011	7,988,470	78,081,396	8.17	11.47	0.40%	2.00%	0.80%	(4.04%)	(2.50%)
2010	201,103,610	2,023,341,434	8.45	11.76	0.40%	2.00%	1.25%	13.14%	14.96%
2009	218,605,407	1,941,592,953	7.42	10.23	0.40%	2.00%	1.47%	26.13%	28.16%
Dividend Growth
2013	12,485,340	$187,266,400	$11.54	$17.07	0.40%	2.00%	0.00%	27.54%	29.59%
2012	10,366,905	123,524,523	9.70	13.17	0.40%	2.00%	1.68%	12.28%	14.09%
2011	10,330,798	110,860,048	8.58	11.54	0.40%	2.00%	0.75%	1.23%	2.86%
2010	92,696,876	969,624,329	8.42	11.22	0.40%	2.00%	1.13%	8.58%	10.33%
2009	42,955,779	415,632,779	7.71	10.17	0.40%	2.00%	1.41%	29.78%	31.87%
Equity Index
2013	15,346,208	$325,696,639	$11.68	$30.67	0.40%	2.00%	0.00%	29.31%	31.39%
2012	12,858,272	234,850,039	10.15	23.58	0.40%	2.00%	2.38%	13.47%	15.31%
2011	12,410,971	210,702,907	8.93	20.66	0.40%	2.00%	0.63%	(0.19%)	1.42%
2010	135,510,918	1,880,023,901	8.89	20.57	0.40%	2.00%	1.64%	12.54%	14.35%
2009	240,021,300	2,960,908,457	7.85	18.17	0.40%	2.00%	2.08%	23.86%	25.86%
Focused 30
2013	4,944,510	$87,944,691	$11.04	$28.37	0.40%	2.00%	0.00%	30.87%	32.98%
2012	5,713,379	78,708,749	8.43	21.34	0.40%	2.00%	0.00%	20.76%	22.71%
2011	5,618,330	63,410,296	6.98	17.39	0.40%	2.00%	0.00%	(11.48%)	(10.06%)
2010	7,203,158	90,989,144	7.88	19.33	0.40%	2.00%	0.00%	8.16%	9.91%
2009	10,265,576	123,805,442	7.28	17.59	0.40%	2.00%	0.00%	47.45%	49.83%
Growth
2013	7,785,827	$216,345,098	$12.38	$33.88	0.40%	2.00%	0.00%	31.55%	33.67%
2012	8,474,420	182,581,410	9.58	25.60	0.40%	2.00%	0.87%	15.89%	17.76%
2011	9,588,540	179,016,855	8.26	21.96	0.40%	2.00%	0.30%	(7.92%)	(6.43%)
2010	85,904,142	1,272,963,808	8.97	23.71	0.40%	2.00%	1.10%	9.04%	10.80%
2009	91,174,578	1,257,877,932	8.22	21.61	0.40%	2.00%	1.07%	34.57%	36.74%
Large-Cap Growth
2013	10,447,687	$118,896,374	$9.93	$18.25	0.40%	2.00%	0.00%	34.76%	36.93%
2012	11,735,275	97,168,219	7.35	13.38	0.40%	2.00%	0.00%	15.89%	17.76%
2011	11,954,043	83,920,470	6.33	11.40	0.40%	2.00%	0.00%	(0.93%)	0.67%
2010	176,154,292	1,275,264,757	6.37	11.36	0.40%	2.00%	0.00%	12.26%	14.07%
2009	188,271,631	1,200,922,374	5.66	8.82	0.40%	2.00%	0.07%	37.72%	39.94%
Large-Cap Value
2013	13,007,529	$232,345,834	$11.69	$20.35	0.40%	2.00%	0.00%	29.64%	31.73%
2012	13,357,942	186,371,553	10.01	15.60	0.40%	2.00%	1.90%	14.09%	15.94%
2011	15,084,202	185,630,156	8.72	13.59	0.40%	2.00%	1.00%	2.65%	4.30%
2010	246,305,168	2,790,926,403	8.44	13.16	0.40%	2.00%	1.50%	6.92%	8.65%
2009	279,551,729	2,974,680,480	7.84	12.24	0.40%	2.00%	2.23%	20.69%	22.64%
Long/Short Large-Cap
2013	2,048,217	$27,702,491	$11.94	$16.67	0.40%	2.00%	0.00%	32.45%	34.59%
2012	1,795,215	18,303,043	9.81	12.29	0.40%	2.00%	0.93%	15.74%	17.62%
2011	1,563,520	13,670,575	8.47	10.58	0.40%	2.00%	0.23%	(4.48%)	(1.85%)
2010	163,658,373	1,484,842,429	8.87	10.97	0.40%	2.00%	0.83%	10.00%	11.78%
2009	168,563,719	1,383,429,783	8.06	8.36	0.40%	2.00%	0.88%	25.03%	27.05%
Main Street Core
2013	13,660,686	$290,364,313	$11.97	$25.51	0.40%	2.00%	0.00%	29.16%	31.24%
2012	15,038,579	251,729,596	10.19	19.63	0.40%	2.00%	1.00%	14.70%	16.55%
2011	16,681,452	245,704,873	8.83	17.01	0.40%	2.00%	0.46%	(1.51%)	0.08%
2010	89,261,364	1,140,177,636	8.91	17.17	0.40%	2.00%	0.85%	13.84%	15.68%
2009	97,764,112	1,080,990,946	7.77	14.99	0.40%	2.00%	1.40%	26.79%	28.84%
Mid-Cap Equity
2013	8,152,360	$202,234,165	$12.17	$29.72	0.40%	2.00%	0.00%	33.52%	35.67%
2012	9,046,438	171,047,373	9.21	22.13	0.40%	2.00%	0.65%	5.22%	6.92%
2011	10,287,844	187,047,734	8.71	20.90	0.40%	2.00%	0.19%	(7.27%)	(5.77%)
2010	100,438,398	1,763,411,071	9.37	22.41	0.40%	2.00%	0.96%	21.05%	23.00%
2009	114,079,184	1,678,431,681	7.69	18.40	0.40%	2.00%	0.94%	36.89%	39.10%
Mid-Cap Growth
2013	11,877,388	$168,244,635	$11.11	$17.73	0.40%	2.00%	0.00%	30.45%	32.56%
2012	11,808,972	127,420,126	8.51	13.55	0.40%	2.00%	0.39%	5.36%	7.06%
2011	14,147,172	143,890,622	8.04	12.83	0.40%	2.00%	0.00%	(9.63%)	(8.18%)
2010	102,176,584	1,166,351,437	9.91	14.17	0.40%	2.00%	0.18%	30.68%	32.78%
2009	121,698,879	1,054,843,135	7.56	10.81	0.40%	2.00%	0.37%	56.18%	58.69%

See Notes to Financial Statements	H-30	See explanation of references on pages H-35 and H-36

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Investment Income	Total Return (5)
For Each Year or Period	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest
Mid-Cap Value
2013	4,034,424	$81,008,696	$11.78	$22.76	0.40%	2.00%	0.00%	31.25%	33.36%
2012	2,197,155	35,302,950	9.63	17.07	0.40%	2.00%	1.22%	12.21%	14.03%
2011	1,877,262	27,075,594	8.53	14.97	0.40%	2.00%	5.30%	(7.55%)	(6.06%)
2010	69,489,398	1,086,756,677	11.64	15.94	0.40%	2.00%	1.04%	18.80%	20.72%
05/01/2009 - 12/31/2009	76,856,525	1,007,007,988	13.06	13.20	0.40%	2.00%	0.96%	30.61%	32.01%
Small-Cap Equity
2013	2,166,994	$42,926,309	$12.48	$24.58	0.40%	2.00%	0.00%	32.77%	34.91%
2012	1,730,809	26,496,669	10.22	18.22	0.40%	2.00%	1.55%	13.63%	15.46%
2011	1,746,622	23,999,441	8.91	15.78	0.40%	2.00%	0.32%	(5.29%)	(3.76%)
2010	68,546,291	1,005,017,128	10.98	16.40	0.40%	2.00%	0.76%	17.73%	19.63%
2009	52,736,383	657,635,389	9.32	13.71	0.40%	2.00%	0.73%	27.64%	29.70%
Small-Cap Growth
2013	6,164,941	$102,133,663	$12.28	$19.14	0.40%	2.00%	0.00%	31.22%	33.33%
2012	5,113,449	66,100,356	9.44	14.54	0.40%	2.00%	0.08%	10.63%	12.42%
2011	5,605,810	66,408,786	9.33	13.10	0.40%	2.00%	0.00%	(5.01%)	(3.48%)
2010	46,035,543	575,863,126	10.53	13.74	0.40%	2.00%	0.00%	23.52%	25.51%
2009	52,671,907	532,108,546	8.47	11.08	0.40%	2.00%	0.00%	44.52%	46.85%
Small-Cap Index
2013	8,845,127	$196,104,294	$12.52	$25.09	0.40%	2.00%	0.00%	35.54%	37.72%
2012	8,539,174	144,625,503	9.90	18.40	0.40%	2.00%	1.04%	13.83%	15.67%
2011	8,971,623	135,706,519	8.65	16.07	0.40%	2.00%	0.49%	(6.40%)	(4.89%)
2010	14,120,834	228,045,361	9.54	17.07	0.40%	2.00%	0.84%	23.92%	25.92%
2009	16,142,610	211,427,714	7.65	13.69	0.40%	2.00%	1.17%	25.65%	27.68%
Small-Cap Value
2013	4,318,808	$113,335,590	$11.98	$36.59	0.40%	2.00%	0.00%	29.87%	31.96%
2012	3,962,995	83,685,309	10.12	27.73	0.40%	2.00%	1.90%	8.89%	10.65%
2011	4,627,316	92,539,493	9.21	25.06	0.40%	2.00%	0.79%	0.28%	1.90%
2010	25,649,871	507,065,496	10.64	24.59	0.40%	2.00%	1.92%	22.86%	24.84%
2009	35,478,377	575,609,266	8.65	19.70	0.40%	2.00%	2.70%	24.66%	26.67%
Value Advantage (7)
05/08/2013 - 12/31/2013	296,624	$3,433,029	$11.53	$11.65	0.40%	2.00%	0.00%	13.62%	13.62%
Health Sciences
2013	6,841,747	$193,698,320	$12.67	$35.92	0.40%	2.00%	0.00%	53.39%	55.87%
2012	5,762,141	112,281,510	11.67	23.11	0.40%	2.00%	0.00%	23.19%	25.18%
2011	5,788,491	92,745,700	9.42	18.69	0.40%	2.00%	0.00%	9.73%	11.49%
2010	5,376,947	78,236,057	11.48	16.98	0.40%	2.00%	0.00%	20.90%	22.85%
2009	5,317,700	63,407,551	9.49	13.99	0.40%	2.00%	0.12%	24.71%	26.72%
Real Estate
2013	6,360,107	$143,014,249	$8.99	$38.72	0.40%	2.00%	0.00%	(0.30%)	1.31%
2012	6,057,746	148,071,131	9.02	38.61	0.40%	2.00%	1.15%	13.90%	15.74%
2011	5,846,474	136,474,877	7.87	33.69	0.40%	2.00%	0.00%	4.03%	5.70%
2010	22,894,995	500,338,026	7.52	32.20	0.40%	2.00%	1.32%	27.96%	30.02%
2009	28,623,601	499,801,056	5.84	25.01	0.40%	2.00%	2.14%	29.65%	31.75%
Technology
2013	6,620,742	$62,092,547	$6.83	$14.10	0.40%	2.00%	0.00%	20.07%	22.01%
2012	6,634,407	50,007,442	5.68	11.71	0.40%	2.00%	0.00%	5.01%	6.71%
2011	7,694,282	54,736,820	5.39	11.13	0.40%	2.00%	0.00%	(6.78%)	(5.28%)
2010	9,238,869	68,102,727	5.77	11.91	0.40%	2.00%	0.00%	19.10%	21.02%
2009	10,200,427	61,954,548	4.83	9.97	0.40%	2.00%	0.00%	49.55%	51.96%
Emerging Markets
2013	7,556,620	$211,779,913	$10.13	$62.86	0.40%	2.00%	0.00%	6.59%	8.31%
2012	7,611,083	219,443,722	9.50	58.04	0.40%	2.00%	0.73%	19.11%	21.04%
2011	7,631,099	190,066,090	7.94	47.95	0.40%	2.00%	1.50%	(19.59%)	(18.29%)
2010	47,305,934	1,523,339,567	11.76	58.68	0.40%	2.00%	1.09%	24.51%	26.51%
2009	55,794,103	1,464,833,819	9.44	46.39	0.40%	2.00%	0.91%	81.14%	84.06%
International Large-Cap
2013	17,765,197	$249,879,827	$11.14	$22.01	0.40%	2.00%	0.00%	16.08%	17.95%
2012	17,353,155	210,321,826	9.63	18.66	0.40%	2.00%	1.61%	20.10%	22.04%
2011	17,403,930	174,918,369	8.01	15.29	0.40%	2.00%	1.51%	(11.89%)	(10.48%)
2010	186,192,779	2,161,107,931	9.09	17.08	0.40%	2.00%	1.08%	8.19%	9.94%
2009	213,871,252	2,289,234,933	8.40	15.53	0.40%	2.00%	1.62%	30.97%	33.08%
International Small-Cap
2013	3,716,757	$40,940,494	$10.38	$15.76	0.40%	2.00%	0.00%	25.55%	27.58%
2012	3,560,662	30,948,085	8.26	12.39	0.40%	2.00%	2.64%	17.07%	18.96%
2011	3,452,612	25,521,024	7.06	10.45	0.40%	2.00%	4.37%	(14.00%)	(12.62%)
2010	108,088,460	918,764,096	8.20	12.01	0.40%	2.00%	2.59%	22.39%	24.36%
2009	119,004,265	822,912,151	6.69	7.74	0.40%	2.00%	1.47%	27.70%	29.76%

See Notes to Financial Statements	H-31	See explanation of references on pages H-35 and H-36

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Investment Income	Total Return (5)
For Each Year or Period	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest
International Value
2013	12,295,784	$155,154,489	$7.86	$14.66	0.40%	2.00%	0.00%	19.27%	21.20%
2012	13,172,629	140,393,416	6.59	12.22	0.40%	2.00%	3.32%	15.48%	17.35%
2011	14,084,023	131,002,687	5.70	10.52	0.40%	2.00%	3.69%	(14.63%)	(13.25%)
2010	135,322,299	1,388,808,120	6.67	12.25	0.40%	2.00%	2.52%	0.56%	2.18%
2009	173,369,291	1,782,322,879	6.63	12.11	0.40%	2.00%	2.08%	25.47%	27.49%
Currency Strategies
2013	233,463	$2,343,934	$9.92	$10.20	0.40%	2.00%	0.00%	1.67%	2.54%
10/04/2012 - 12/31/2012	22,190	218,558	9.84	9.86	1.15%	2.00%	0.00%	(2.04%)	(2.04%)
Global Absolute Return
2013	609,758	$5,895,675	$9.52	$9.82	0.40%	2.00%	0.00%	(2.87%)	(1.55%)
10/02/2012 - 12/31/2012	91,863	913,961	9.94	9.97	0.40%	1.75%	0.00%	(0.63%)	(0.62%)
Precious Metals
2013	1,372,870	$6,343,543	$4.28	$7.57	0.40%	2.00%	0.00%	(49.85%)	(49.04%)
10/02/2012 - 12/31/2012	268,707	2,296,033	8.53	8.57	0.40%	2.00%	0.00%	(14.06%)	(14.06%)
American Funds Asset Allocation
2013	82,587,111	$1,451,312,719	$11.15	$20.53	0.40%	2.00%	0.00%	20.84%	22.79%
2012	34,171,699	540,802,154	10.59	16.72	0.40%	2.00%	2.24%	13.42%	15.25%
2011	18,822,413	264,409,793	9.32	14.51	0.40%	2.00%	3.26%	(1.07%)	0.52%
2010	15,364,389	217,301,104	14.00	14.43	0.40%	2.00%	0.00%	9.82%	11.59%
02/02/2009 - 12/31/2009	10,337,974	132,407,576	12.75	12.93	0.40%	2.00%	3.49%	26.55%	28.17%
Pacific Dynamix - Conservative Growth
2013	22,210,972	$305,886,551	$10.32	$15.23	0.40%	2.00%	0.00%	7.22%	8.95%
2012	16,965,373	224,661,039	10.48	13.98	0.40%	2.00%	1.79%	7.25%	8.98%
2011	10,215,392	127,014,082	9.75	12.83	0.40%	2.00%	2.85%	0.88%	2.51%
2010	9,640,082	118,454,682	10.76	12.52	0.40%	2.00%	3.65%	8.10%	9.84%
05/04/2009 - 12/31/2009	2,645,363	29,940,000	11.27	11.39	0.40%	2.00%	3.24%	11.40%	11.67%
Pacific Dynamix - Moderate Growth
2013	72,116,068	$1,062,562,189	$10.69	$16.96	0.40%	2.00%	0.00%	12.67%	14.49%
2012	42,534,997	592,462,530	10.30	14.81	0.40%	2.00%	1.97%	9.52%	11.29%
2011	21,119,209	270,584,406	9.37	13.31	0.40%	2.00%	3.00%	(1.51%)	0.08%
2010	10,922,838	142,633,746	10.91	13.30	0.40%	2.00%	2.32%	9.71%	11.48%
05/04/2009 - 12/31/2009	4,804,325	56,890,555	11.80	11.93	0.40%	2.00%	2.66%	15.15%	16.14%
Pacific Dynamix - Growth
2013	22,985,415	$384,937,974	$11.10	$18.77	0.40%	2.00%	0.00%	18.59%	20.50%
2012	16,424,101	241,462,044	10.15	15.57	0.40%	2.00%	1.50%	11.50%	13.31%
2011	12,686,000	167,498,329	9.05	13.74	0.40%	2.00%	2.17%	(3.79%)	(2.24%)
2010	6,693,666	92,443,090	11.09	14.06	0.40%	2.00%	1.67%	11.57%	13.37%
05/04/2009 - 12/31/2009	3,340,422	41,129,872	12.27	12.40	0.40%	2.00%	1.73%	19.36%	19.36%
Portfolio Optimization Conservative
2013	245,462,519	$2,661,142,037	$9.89	$11.17	0.40%	2.00%	0.00%	1.00%	2.62%
2012	332,413,947	3,551,104,617	10.60	11.01	0.40%	2.00%	2.56%	7.93%	9.67%
05/02/2011 - 12/31/2011	341,261,459	3,360,565,762	9.82	10.16	0.40%	2.00%	1.74%	(1.60%)	(1.28%)
Portfolio Optimization Moderate-Conservative
2013	345,001,217	$3,874,129,402	$10.28	$11.94	0.40%	2.00%	0.00%	6.02%	7.73%
2012	389,474,277	4,105,358,719	10.45	11.22	0.40%	2.00%	2.31%	9.44%	11.21%
05/02/2011 - 12/31/2011	393,511,164	3,769,605,283	9.55	10.21	0.40%	2.00%	1.45%	(4.30%)	(3.99%)
Portfolio Optimization Moderate
2013	1,285,525,918	$14,788,807,261	$10.58	$12.67	0.40%	2.00%	0.00%	10.51%	12.29%
2012	1,359,555,278	14,084,003,692	10.27	11.42	0.40%	2.00%	2.00%	10.70%	12.49%
05/02/2011 - 12/31/2011	1,439,820,012	13,399,831,502	9.28	10.28	0.40%	2.00%	1.30%	(7.15%)	(6.72%)
Portfolio Optimization Growth
2013	1,054,534,340	$12,402,071,707	$10.92	$13.43	0.40%	2.00%	0.00%	15.14%	16.99%
2012	1,153,549,501	11,725,479,670	10.08	11.62	0.40%	2.00%	1.67%	11.76%	13.56%
05/02/2011 - 12/31/2011	1,292,977,838	11,700,409,383	9.02	10.36	0.40%	2.00%	1.01%	(9.59%)	(9.44%)
Portfolio Optimization Aggressive-Growth
2013	215,616,870	$2,554,103,277	$11.16	$14.05	0.40%	2.00%	0.00%	18.47%	20.38%
2012	236,708,662	2,355,484,283	9.87	11.81	0.40%	2.00%	1.36%	12.88%	14.71%
05/03/2011 - 12/31/2011	272,597,493	2,391,342,654	8.74	10.42	0.40%	2.00%	0.85%	(11.81%)	(11.67%)
Invesco V.I Balanced-Risk Allocation Series II
2013	27,094,830	$416,315,944	$9.80	$16.99	0.40%	2.00%	1.46%	(0.59%)	1.01%
2012	27,480,299	438,200,924	10.79	16.82	0.40%	2.00%	0.89%	8.44%	10.20%
2011	15,070,053	222,105,206	9.93	15.27	0.40%	2.00%	0.27%	8.43%	10.17%
2010	5,239,538	71,053,499	10.73	13.86	0.40%	2.00%	0.21%	7.16%	8.88%
02/06/2009 - 12/31/2009	6,739,555	84,875,988	12.54	12.73	0.40%	2.00%	4.34%	22.42%	25.00%

See Notes to Financial Statements	H-32	See explanation of references on pages H-35 and H-36

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Investment Income	Total Return (5)
For Each Year or Period	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest
American Century VP Mid Cap Value Class II (7)
01/03/2013 - 12/31/2013	652,946	$8,026,437	$11.49	$12.68	0.40%	2.00%	1.25%	24.89%	25.44%
American Funds IS Global Growth Fund Class 4 (7)
11/06/2013 - 12/31/2013	68,070	$720,733	$10.58	$10.61	0.40%	1.95%	See Note (8)	5.60%	5.64%
American Funds IS International Growth and Income Fund Class 4 (7)
11/06/2013 - 12/31/2013	53,555	$549,512	$10.25	$10.28	0.40%	1.85%	See Note (8)	2.55%	2.58%
American Funds IS Managed Risk Asset Allocation Fund Class P2 (7)
11/04/2013 - 12/31/2013	367,816	$3,784,550	$10.28	$10.31	0.40%	1.85%	See Note (8)	2.69%	2.69%
American Funds IS New World Fund Class 4 (7)
11/06/2013 - 12/31/2013	58,679	$596,339	$10.15	$10.18	0.40%	2.00%	See Note (8)	1.86%	1.93%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (7)
11/06/2013 - 12/31/2013	37,514	$369,758	$9.85	$9.87	0.40%	1.65%	See Note (8)	(1.32%)	(1.32%)
BlackRock Capital Appreciation V.I. Class III
2013(6)	2,608,790	$38,662,241	$12.89	$16.64	0.75%	1.50%	0.00%	31.41%	32.40%
2012	1,960,006	21,982,691	9.81	12.57	0.75%	1.50%	1.27%	11.87%	12.72%
2011	440,496	4,427,124	8.77	11.15	0.75%	1.50%	0.60%	(9.93%)	(9.75%)
06/14/2010 - 12/31/2010	37,719	465,927	12.34	12.36	0.75%	0.95%	0.57%	20.48%	20.48%
BlackRock Global Allocation V.I. Class III
2013	192,490,015	$2,264,930,424	$10.67	$12.77	0.40%	2.00%	1.11%	12.15%	13.96%
2012	176,576,180	1,848,560,619	9.67	11.24	0.40%	2.00%	1.52%	7.78%	9.53%
2011	168,923,685	1,630,843,910	8.95	10.30	0.40%	2.00%	2.33%	(5.54%)	(4.02%)
2010	160,465,352	1,631,522,592	10.01	10.77	0.40%	2.00%	1.12%	7.59%	9.32%
2009	162,804,347	1,530,693,774	9.30	9.58	0.40%	2.00%	2.17%	18.52%	20.43%
Fidelity VIP Contrafund Service Class 2 (7)
01/02/2013 - 12/31/2013	2,307,323	$28,592,833	$11.92	$12.71	0.40%	2.00%	1.80%	25.80%	25.80%
Fidelity VIP FundsManager 60% Service
Class 2
2013	6,504,891	$76,394,645	$10.97	$12.13	0.40%	2.00%	1.67%	16.05%	17.92%
05/02/2012 - 12/31/2012	1,903,388	19,446,272	10.17	10.28	0.40%	2.00%	3.77%	1.86%	2.16%
Fidelity VIP Strategic Income Service Class 2 (7)
11/05/2013 - 12/31/2013	99,627	$992,922	$9.95	$9.98	0.40%	2.00%	See Note (9)	(0.09%)	(0.09%)
First Trust/Dow Jones Dividend & Income Allocation
2013	8,654,689	$98,458,115	$10.44	$11.69	0.40%	2.00%	1.06%	10.52%	12.30%
05/04/2012 - 12/31/2012	2,940,999	30,404,882	10.30	10.41	0.40%	2.00%	4.31%	4.18%	4.32%
Franklin Rising Dividends Securities Class 2 (7)
01/03/2013 - 12/31/2013	3,202,526	$39,120,914	$11.54	$12.64	0.40%	2.00%	1.14%	25.64%	25.64%
Franklin Templeton VIP Founding Funds Allocation Class 2
2013	457,225	$6,458,424	$13.30	$14.82	0.75%	1.50%	11.50%	21.93%	22.85%
2012	309,111	3,589,271	10.91	12.06	0.75%	1.50%	2.42%	13.61%	14.47%
2011	188,091	1,920,337	9.60	10.54	0.75%	1.50%	0.01%	(2.47%)	(2.28%)
06/01/2010 - 12/31/2010	45,726	492,779	10.76	10.78	0.75%	0.95%	5.19%	14.59%	14.59%
Franklin Templeton VIP Founding Funds Allocation Class 4
2013	34,904,969	$429,268,623	$11.19	$14.51	0.40%	2.00%	10.11%	21.23%	23.19%
2012	27,866,284	281,823,553	9.84	11.92	0.40%	2.00%	2.72%	12.89%	14.71%
2011	28,990,959	258,094,674	8.71	10.52	0.40%	2.00%	0.02%	(3.62%)	(2.06%)
2010	28,087,050	257,779,715	9.03	9.46	0.40%	2.00%	2.17%	8.06%	9.80%
2009	25,921,302	218,966,265	8.36	8.61	0.40%	2.00%	3.01%	27.49%	29.55%
Mutual Global Discovery Securities Class 2
2013	7,284,029	$99,313,055	$11.39	$15.54	0.40%	2.00%	2.59%	25.72%	26.66%
2012	2,296,306	26,102,806	10.59	12.27	0.75%	1.50%	3.06%	11.67%	12.51%
2011	739,820	7,624,646	9.49	10.90	0.75%	1.50%	2.11%	(3.88%)	(3.68%)
06/14/2010 - 12/31/2010	57,894	655,176	11.31	11.32	0.75%	0.95%	1.97%	11.09%	11.09%
Templeton Global Bond Securities Class 2
2013	3,172,523	$32,168,476	$9.72	$12.47	0.40%	2.00%	4.60%	0.12%	0.87%
2012	220,722	2,537,573	11.09	12.36	0.75%	1.50%	5.81%	13.35%	14.20%
2011	81,042	830,545	9.79	10.82	0.75%	1.50%	3.24%	(1.81%)	(1.61%)
06/15/2010 - 12/31/2010	3,397	37,351	10.99	11.00	0.75%	0.95%	0.00%	8.02%	8.02%

See Notes to Financial Statements	H-33	See explanation of references on pages H-35 and H-36

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Investment Income	Total Return (5)
For Each Year or Period	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest
GE Investments Total Return Class 3
2013	31,831,721	$486,525,393	$10.67	$16.94	0.40%	2.00%	1.40%	12.37%	14.18%
2012	25,008,863	347,372,932	10.00	14.84	0.40%	2.00%	1.64%	10.02%	11.80%
2011	17,191,962	219,082,536	9.07	13.27	0.40%	2.00%	1.84%	(5.01%)	(3.48%)
2010	11,244,161	151,518,466	10.70	13.75	0.40%	2.00%	1.66%	7.20%	8.93%
02/02/2009 - 12/31/2009	4,816,183	60,232,478	12.44	12.62	0.40%	2.00%	3.44%	23.94%	25.40%
Janus Aspen Series Balanced - Service Shares (7)
01/08/2013 - 12/31/2013	21,913,660	$253,480,455	$10.97	$11.78	0.40%	2.00%	1.88%	16.86%	16.86%
JPMorgan Insurance Trust Core Bond Class 1
2013	37,826	$532,180	$13.81	$14.08	1.40%	1.60%	4.27%	(3.03%)	(2.84%)
2012	39,152	566,888	14.24	14.49	1.40%	1.60%	4.67%	3.66%	3.86%
2011	58,382	813,262	13.74	13.95	1.40%	1.60%	5.20%	5.76%	5.97%
2010	80,469	1,058,335	12.99	13.17	1.40%	1.60%	3.89%	7.50%	7.72%
2009	90,957	1,110,720	12.09	12.22	1.40%	1.60%	8.15%	7.91%	8.12%
JPMorgan Insurance Trust Equity Index Class 1
2013	17,678	$295,627	$16.43	$16.75	1.40%	1.60%	1.89%	29.72%	29.98%
2012	18,072	232,556	12.67	12.89	1.40%	1.60%	1.87%	13.74%	13.97%
2011	20,482	231,342	11.14	11.31	1.40%	1.60%	2.03%	0.10%	0.30%
2010	21,964	247,413	11.13	11.28	1.40%	1.60%	2.15%	12.59%	12.82%
2009	30,185	301,222	9.88	9.99	1.40%	1.60%	2.22%	24.43%	24.68%
JPMorgan Insurance Trust Intrepid Growth Class 1
2013	5,448	$93,466	$17.16	$17.16	1.40%	1.60%	0.99%	32.60%	32.60%
2012	5,647	73,040	12.72	12.94	1.40%	1.60%	0.58%	14.45%	14.68%
2011	6,713	75,713	11.11	11.28	1.40%	1.60%	0.89%	0.24%	0.44%
2010	11,993	134,677	11.09	11.23	1.40%	1.60%	0.96%	14.26%	14.49%
2009	13,062	128,128	9.70	9.81	1.40%	1.60%	0.72%	32.19%	32.45%
JPMorgan Insurance Trust Mid Cap Growth Class 1
2013	4,442	$95,521	$21.50	$21.50	1.40%	1.60%	0.06%	41.31%	41.31%
2012	4,765	72,458	14.96	15.22	1.40%	1.60%	0.00%	14.26%	14.49%
2011	7,239	96,183	13.09	13.29	1.40%	1.60%	0.00%	(7.64%)	(7.45%)
2010	9,465	135,896	14.17	14.36	1.40%	1.60%	0.00%	23.64%	23.89%
2009	9,005	104,367	11.46	11.59	1.40%	1.60%	0.00%	40.77%	41.05%
JPMorgan Insurance Trust Mid Cap Value Class 1
2013	5,339	$110,832	$20.43	$20.82	1.40%	1.60%	0.83%	30.20%	30.46%
2012	5,994	95,439	15.69	15.96	1.40%	1.60%	0.85%	18.46%	18.70%
2011	6,896	92,542	13.24	13.45	1.40%	1.60%	3.38%	0.54%	0.74%
2010	12,270	163,530	13.17	13.35	1.40%	1.60%	1.12%	21.50%	21.74%
2009	15,063	164,970	10.84	10.96	1.40%	1.60%	2.25%	25.87%	26.12%
JPMorgan Insurance Trust U.S. Equity Class 1
2013	2,960	$56,954	$19.24	$19.24	1.40%	1.40%	1.27%	34.48%	34.48%
2012	3,223	46,122	14.31	14.31	1.40%	1.40%	1.74%	16.01%	16.01%
2011	6,120	75,489	12.33	12.33	1.40%	1.60%	2.34%	(2.17%)	(2.17%)
2010	3,173,465	39,950,928	12.44	12.61	1.40%	1.60%	1.05%	11.77%	12.00%
2009	4,474,642	50,309,389	11.13	11.26	1.40%	1.60%	3.43%	31.56%	31.82%
Lord Abbett Bond Debenture Class VC (7)
01/02/2013 - 12/31/2013	1,800,984	$19,023,405	$10.19	$10.73	0.40%	2.00%	11.14%	5.82%	6.24%
Lord Abbett International Core Equity Class VC
2013	2,288,822	$31,715,991	$11.67	$14.57	0.75%	1.50%	2.04%	21.33%	22.24%
2012	887,228	9,887,817	9.62	11.92	0.75%	1.50%	2.19%	13.41%	14.27%
2011	329,992	3,141,012	8.48	10.43	0.75%	1.50%	1.90%	(14.28%)	(14.11%)
06/14/2010 - 12/31/2010	30,034	364,544	12.13	12.14	0.75%	0.95%	1.42%	18.52%	18.52%
Lord Abbett Total Return Class VC
2013	13,662,820	$145,137,285	$10.36	$11.63	0.75%	1.50%	2.84%	(2.58%)	(1.84%)
2012	4,488,422	49,547,933	10.58	11.84	0.75%	1.50%	3.18%	5.23%	6.02%
2011	1,161,547	12,771,212	10.71	11.17	0.75%	1.50%	4.42%	7.75%	7.96%
06/14/2010 - 12/31/2010	111,862	1,157,068	10.34	10.35	0.75%	0.95%	6.57%	3.30%	3.30%
MFS Investors Growth Stock Series - Service Class
2013	1,900,744	$28,699,336	$14.43	$17.65	0.75%	1.50%	0.53%	28.12%	29.08%
2012	36,185	436,215	11.27	13.67	0.75%	1.50%	0.19%	14.94%	15.81%
2011	36,706	392,918	9.80	11.81	0.75%	1.50%	0.33%	(0.38%)	(0.38%)
11/15/2010 - 12/31/2010	102	1,210	11.85	11.85	0.75%	0.75%	0.00%	5.18%	5.18%
MFS Total Return Series - Service Class
2013	12,789,202	$154,905,751	$10.82	$13.30	0.40%	2.00%	2.00%	16.39%	18.26%
2012	4,858,231	50,782,667	10.29	11.38	0.40%	2.00%	2.62%	8.73%	10.49%
05/02/2011 - 12/31/2011	1,211,805	11,523,315	9.47	10.42	0.40%	2.00%	3.13%	(5.12%)	(5.12%)

See Notes to Financial Statements	H-34	See explanation of references on pages H-35 and H-36

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Investment Income	Total Return (5)
For Each Year or Period	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest
MFS Utilities Series Service Class (7)
01/02/2013 - 12/31/2013	860,725	$9,770,096	$10.45	$11.77	0.40%	2.00%	2.39%	16.21%	16.21%
MFS Value Series - Service Class
2013	2,880,977	$45,232,638	$14.81	$17.71	0.75%	1.50%	1.07%	33.58%	34.58%
2012	1,625,561	19,270,734	11.09	13.16	0.75%	1.50%	1.55%	14.15%	15.01%
2011	654,274	6,980,343	9.71	11.44	0.75%	1.50%	1.52%	(1.41%)	(1.21%)
06/14/2010 - 12/31/2010	54,123	626,544	11.57	11.58	0.75%	0.95%	0.00%	13.98%	13.98%
PIMCO CommodityRealReturn Strategy Advisor Class (7)
01/04/2013 - 12/31/2013	606,467	$5,156,923	$8.35	$8.89	0.40%	1.85%	1.02%	(14.71%)	(14.71%)
PIMCO Global Multi-Asset - Advisor Class
2013	24,901,462	$248,642,587	$8.77	$10.48	0.40%	2.00%	3.16%	(9.73%)	(8.28%)
2012	24,905,676	275,783,264	9.68	11.43	0.40%	2.00%	3.21%	6.62%	8.34%
2011	23,248,542	240,652,023	9.07	10.55	0.40%	2.00%	1.77%	(3.74%)	(2.19%)
05/03/2010 - 12/31/2010	7,982,856	85,454,825	10.67	10.79	0.40%	2.00%	5.94%	6.73%	7.33%
Jennison Class II
2013	21,252	$371,764	$17.35	$18.12	1.40%	1.75%	0.00%	34.73%	35.20%
2012	21,440	278,181	12.88	13.40	1.40%	1.75%	0.00%	13.72%	14.12%
2011	24,172	275,506	11.32	11.74	1.40%	1.75%	0.00%	(1.82%)	(1.47%)
2010	28,541	331,282	11.53	11.92	1.40%	1.75%	0.02%	9.52%	9.90%
2009	37,863	401,031	10.53	10.84	1.40%	1.75%	0.28%	40.11%	40.60%
SP International Growth Class II
2013	18,413	$293,852	$15.81	$16.55	1.40%	1.75%	0.00%	16.46%	17.13%
2012	18,471	252,862	13.58	14.13	1.40%	1.75%	0.00%	19.74%	20.16%
2011	23,451	267,598	11.34	11.76	1.40%	1.75%	0.48%	(16.78%)	(16.49%)
2010	29,002	398,761	13.63	14.08	1.40%	1.75%	1.18%	11.84%	12.23%
2009	29,590	363,415	12.18	12.54	1.40%	1.75%	1.30%	34.07%	34.54%
SP Prudential U.S. Emerging Growth Class II
2013	14,342	$352,902	$24.49	$25.57	1.40%	1.75%	0.00%	25.62%	26.06%
2012	14,388	281,736	19.50	20.28	1.40%	1.75%	0.00%	14.42%	14.82%
2011	15,932	272,465	17.04	17.67	1.40%	1.75%	0.22%	0.00%	0.35%
2010	16,211	277,114	17.04	17.60	1.40%	1.75%	0.22%	17.88%	18.29%
2009	18,162	263,554	14.45	14.88	1.40%	1.75%	0.27%	38.69%	39.18%
Value Class II
2013	12,685	$232,234	$17.97	$18.76	1.40%	1.75%	0.00%	30.23%	30.69%
2012	13,603	190,730	13.80	14.35	1.40%	1.75%	0.56%	12.15%	12.55%
2011	18,428	229,388	12.30	12.75	1.40%	1.75%	0.56%	(7.52%)	(7.19%)
2010	25,522	344,314	13.30	13.74	1.40%	1.75%	0.33%	11.42%	11.81%
2009	30,889	373,582	11.94	12.29	1.40%	1.75%	1.59%	38.94%	39.42%
Schwab VIT Balanced
2013	2,364,119	$25,946,596	$10.98	$10.98	0.60%	0.60%	0.13%	6.25%	6.25%
09/06/2012 - 12/31/2012	194,239	2,006,339	10.33	10.33	0.60%	0.60%	0.00%	1.35%	1.35%
Schwab VIT Balanced with Growth
2013	5,754,492	$66,374,416	$11.53	$11.53	0.60%	0.60%	0.04%	10.13%	10.13%
10/02/2012 - 12/31/2012	131,959	1,382,119	10.47	10.47	0.60%	0.60%	0.00%	0.79%	0.79%
Schwab VIT Growth
2013	5,915,879	$72,417,931	$12.24	$12.24	0.60%	0.60%	0.03%	14.87%	14.87%
10/09/2012 - 12/31/2012	30,296	322,843	10.66	10.66	0.60%	0.60%	0.00%	2.10%	2.10%
Van Eck VIP Global Hard Assets Class S (7)
01/03/2013 - 12/31/2013	401,574	$4,316,470	$10.35	$11.34	0.40%	2.00%	0.17%	6.26%	6.26%
(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year or period.
(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest.

See Notes to Financial Statements	H-35

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than other years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(5)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(6)	Investment income ratio represents less than 0.005%.
(7)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(8)	Subsequent to commencement of operations, the American Funds IS Global Growth Fund Class 4, American Funds IS International Growth and Income Fund Class 4, American Funds IS Managed Risk Asset Allocation Fund Class P2, American Funds IS New World Fund Class 4, and American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 Variable Accounts received their annual distributions. The annualized investment income ratios were 10.37%, 19.90%, 10.00%, 14.52%, and 10.91%, respectively. Prior to annualization, the ratios were 0.94%, 1.48%, 1.14%, 1.30%, and 0.98%, respectively.
(9)	Subsequent to commencement of operations, the Fidelity VIP Strategic Income Service Class 2 Variable Account received its annual distribution. The annualized investment income ratio was 36.87%. Prior to annualization, the ratio was 3.74%.

See Notes to Financial Statements	H-36

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2013 is comprised of ninety-one subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust , Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, JPMorgan Insurance Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund, Inc., Schwab VIT Portfolios , and Van Eck VIP Trust (collectively, the “Funds”). All ninety-one Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.

The Growth Variable Account and Growth Portfolio were formerly named Growth LT Variable Account and Growth LT Portfolio, respectively.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following sixteen new Variable Accounts, all of which commenced operations during 2013:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Floating Rate Income	May 2, 2013	Fidelity VIP Contrafund Service Class 2	January 2, 2013
Value Advantage	May 8, 2013	Fidelity VIP Strategic Income Service Class 2	November 5, 2013
American Century VP Mid Cap Value Class II	January 3, 2013	Franklin Rising Dividends Securities Class 2	January 3, 2013
American Funds IS Global Growth Fund Class 4	November 6, 2013	Janus Aspen Series Balanced Service Shares	January 8, 2013
American Funds IS International Growth and Income Fund Class 4	November 6, 2013	Lord Abbett Bond Debenture Class VC	January 2, 2013
American Funds IS Managed Risk Asset Allocation Fund Class P2	November 4, 2013	MFS Utilities Series - Service Class	January 2, 2013
American Funds IS New World Fund Class 4	November 6, 2013	PIMCO CommodityRealReturn Strategy - Advisor Class	January 4, 2013
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	November 6, 2013	Van Eck VIP Global Hard Assets Class S	January 3, 2013

On October 17, 2013, the SEC approved the substitution of the Service Shares of the Janus Aspen Series Balanced Portfolio (the “Replacement Portfolio”), the underlying portfolio for the Janus Aspen Series Balanced Service Shares Variable Account (the “Replacement Variable Account”), for Class B shares of the AllianceBernstein VPS Balanced Wealth Strategy Portfolio (the “Replaced Portfolio”), the underlying portfolio for the AllianceBernstein VPS Balanced Wealth Strategy Class B Variable Account (the “Replaced Variable Account”). Any units that remained in the Replaced Variable Account after the close of business on November 15, 2013 (the “Substitution Date”) were transferred to the Replacement Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net assets values of the Replacement Portfolio and Replaced Portfolio, as of the close of business on the Substitution Date. The Replaced Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

    Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios of the Underlying Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of Pacific Select Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2013.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific One Select, Pacific Innovations Select, Pacific Value Edge, Pacific Voyages, Pacific Value Select, Pacific Destinations, Pacific Destinations O—Series, Pacific Destinations B, Pacific Journey, Pacific Odyssey, Schwab Retirement Income Variable Annuity, Pacific Choice, and Pacific Journey Select Contracts. Pacific Value, Pacific Innovations, Pacific One Select (issued prior to August 1, 2006), Pacific Innovations Select, Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One, Pacific Portfolios, Pacific One Select (issued on or after August 1, 2006), Pacific Value Edge, Pacific Voyages, Pacific Value Select, Pacific Destinations, Pacific Destinations O—Series, Pacific Destinations B, and Pacific Journey Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Schwab Retirement Income Variable Annuity Contracts have one death benefit option: the Standard Death Benefit. Pacific Choice Contracts have six different options: the Standard Death Benefit for 5 Year, 3 Year, and 0 Year Options (excludes Death Benefit II Rider) and Stepped-Up Death Benefit for 5 Year, 3 Year, and 0 Year Options (includes Death Benefit II Rider). Pacific Journey Select Contracts have four different options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option (includes Standard Death Benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death Benefit), and With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option.

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees Pacific Life assumes, additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Rider, the Premier Death Benefit Riders, and an additional charge for Contract owners who purchased the Four Year Withdrawal Charge Option. The withdrawal charge option and the additional death benefit rider charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction in unit values:

	Death Benefit Options
Pacific One and Pacific Portfolios Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Contracts
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.40%	1.60%	1.75%

	Death Benefit Options
Pacific One Select (issued prior to 8/1/2006) and Pacific Innovations Select Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
Pacific Voyages Contracts	Standard Death Benefit Benefit	With Stepped- Up Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

Pacific Destinations and Pacific Destination O - Series Contracts
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%

Pacific Destinations B Contracts
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

Pacific Journey Contracts
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.05%	1.25%

	Death Benefit options
Pacific Odyssey Contracts	Standard Death Benefit Benefit	With Stepped- Up Death Benefit Rider	With Premier Death Benefit Rider
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	0.40%	0.60%	0.75%

Schwab Retirement Income Variable Annuity Contracts
M&E Charge	0.35%
Administrative Fee	0.25%
Death Benefit Rider Charge	None
Total Annual Expenses	0.60%

Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)	Standard Death Benefit With 5 Year Option	Standard Death Benefit With 3 Year Option	Standard Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)	Stepped- Up Death Benefit With 5 Year Option	Stepped- Up Death Benefit With 3 Year Option	Stepped- Up Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit II Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Journey Select Contracts	Without Stepped- Up Death Benefit Rider and Four Year Withdrawal Charge Option	With Stepped- Up Death Benefit Rider Only	With Four Year Withdrawal Charge Option Only	With Stepped- Up Death Benefit Rider and Four Year Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2013, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.05% to 0.95% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% on Class I shares only of PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2013, were as follows:

Variable Accounts	Purchases	Sales

Cash Management	$362,264,171	$390,657,632
Diversified Bond	25,026,512	33,820,561
Floating Rate Income (1)	19,810,698	4,113,047
Floating Rate Loan	88,374,712	37,976,449
High Yield Bond	114,028,890	138,320,555
Inflation Managed	44,117,355	140,646,108
Inflation Protected	10,234,940	11,673,181
Managed Bond	73,540,235	176,109,756
Short Duration Bond	139,040,532	72,834,368
Emerging Markets Debt	13,496,200	7,086,993
American Funds Growth	30,946,347	31,680,049
American Funds Growth-Income	39,298,811	37,267,023
Comstock	73,311,990	34,615,711
Dividend Growth	55,824,553	32,036,265
Equity Index	72,244,345	58,171,147
Focused 30	18,815,388	32,526,242
Growth	13,596,667	37,068,990
Large-Cap Growth	31,708,066	42,632,865
Large-Cap Value	37,076,057	49,481,939
Long/Short Large-Cap	10,415,843	7,691,613
Main Street Core	16,731,642	52,012,468
Mid-Cap Equity	26,236,156	52,584,395
Mid-Cap Growth	41,895,654	41,798,337
Mid-Cap Value	58,708,789	29,879,800
Small-Cap Equity	24,568,143	18,452,671
Small-Cap Growth	36,413,301	24,016,745
Small-Cap Index	45,148,226	47,241,648
Small-Cap Value	29,729,543	27,603,274
Value Advantage (1)	3,467,847	268,458
Health Sciences	54,334,570	39,945,247
Real Estate	31,096,881	38,805,684
Technology	16,295,685	15,721,903
Emerging Markets	35,399,309	60,517,761
International Large-Cap	52,312,827	50,734,771
International Small-Cap	15,954,025	14,454,107
International Value	14,060,484	28,183,158
Currency Strategies	3,955,679	1,774,394
Global Absolute Return	8,247,059	3,132,859
Precious Metals	11,781,679	5,038,471
American Funds Asset Allocation	755,731,391	42,572,710
Pacific Dynamix - Conservative Growth	116,533,724	59,576,329
Pacific Dynamix - Moderate Growth	430,438,907	74,420,589
Pacific Dynamix - Growth	118,145,932	32,709,292
Portfolio Optimization Conservative	296,240,681	1,279,803,867
Portfolio Optimization Moderate-Conservative	309,828,876	854,368,967
Portfolio Optimization Moderate	654,950,814	1,686,544,387
Portfolio Optimization Growth	201,524,673	1,464,733,173
Portfolio Optimization Aggressive-Growth	98,136,345	364,340,411
Invesco V.I. Balanced-Risk Allocation Series II	167,979,165	175,169,739

Variable Accounts	Purchases	Sales

American Century VP Mid Cap Value Class II (1)	$11,400,015	$4,077,219
American Funds IS Global Growth Fund Class 4 (1)	783,259	78,528
American Funds IS International Growth and Income Fund Class 4 (1)	686,556	139,737
American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	3,750,970	7,252
American Funds IS New World Fund Class 4 (1)	603,985	14,087
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (1)	400,929	26,971
BlackRock Capital Appreciation V.I. Class III	15,729,615	3,409,042
BlackRock Global Allocation V.I. Class III	445,337,864	192,715,927
Fidelity VIP Contrafund Service Class 2 (1)	28,661,688	3,001,408
Fidelity VIP FundsManager 60% Service Class 2	56,676,409	4,317,344
Fidelity VIP Strategic Income Service Class 2 (1)	1,025,408	3,213
First Trust/Dow Jones Dividend & Income Allocation	71,877,496	9,910,036
Franklin Rising Dividends Securities Class 2 (1)	41,897,338	6,099,959
Franklin Templeton VIP Founding Funds Allocation Class 2	3,984,135	759,237
Franklin Templeton VIP Founding Funds Allocation Class 4	208,334,010	40,236,211
Mutual Global Discovery Securities Class 2	71,983,477	4,504,698
Templeton Global Bond Securities Class 2	37,943,049	7,432,990
GE Investments Total Return Class 3	144,132,740	33,883,461
Janus Aspen Series Balanced Service Shares (1)	259,203,752	13,342,798
JPMorgan Insurance Trust Core Bond Class 1	23,563	26,988
JPMorgan Insurance Trust Equity Index Class 1	14,569	9,528
JPMorgan Insurance Trust Intrepid Growth Class 1	17,870	21,437
JPMorgan Insurance Trust Mid Cap Growth Class 1	10,381	13,278
JPMorgan Insurance Trust Mid Cap Value Class 1	1,837	13,934
JPMorgan Insurance Trust U.S. Equity Class 1	1,485	6,000
Lord Abbett Bond Debenture Class VC (1)	27,239,834	7,538,600
Lord Abbett International Core Equity Class VC	18,994,633	565,211
Lord Abbett Total Return Class VC	99,917,936	730,392
MFS Investors Growth Stock Series - Service Class	25,725,412	89,332
MFS Total Return Series - Service Class	109,000,703	19,296,159
MFS Utilities Series - Service Class (1)	15,880,031	6,418,597
MFS Value Series - Service Class	19,068,537	1,931,896
PIMCO CommodityRealReturn Strategy - Advisor Class (1)	7,312,032	1,730,148
PIMCO Global Multi-Asset - Advisor Class	70,079,096	65,812,946
Jennison Class II	-	8,223
SP International Growth Class II	-	5,342
SP Prudential U.S. Emerging Growth Class II	-	6,462
Value Class II	-	18,223
Schwab VIT Balanced	24,753,883	1,671,929
Schwab VIT Balanced with Growth	64,171,327	2,541,784
Schwab VIT Growth	69,488,265	1,731,501
Van Eck VIP Global Hard Assets Class S (1)	5,480,053	1,391,600

(1)	Operations commenced during 2013 (See Note 1).

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2013, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2013 and 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Cash Management	46,946,471	(48,782,835)	(1,836,364)	37,124,184	(44,146,982)	(7,022,798)
Diversified Bond	2,593,037	(3,173,620)	(580,583)	3,725,319	(4,038,885)	(313,566)
Floating Rate Income (1)	1,957,437	(378,481)	1,578,956
Floating Rate Loan	10,253,047	(4,956,829)	5,296,218	2,688,663	(2,913,579)	(224,916)
High Yield Bond	8,378,135	(8,888,097)	(509,962)	9,826,790	(8,998,401)	828,389
Inflation Managed	4,924,320	(9,158,573)	(4,234,253)	6,980,481	(7,138,513)	(158,032)
Inflation Protected	1,090,515	(1,190,232)	(99,717)	2,280,367	(1,842,828)	437,539
Managed Bond	7,697,639	(11,387,787)	(3,690,148)	9,352,633	(9,221,494)	131,139
Short Duration Bond	15,088,803	(8,352,616)	6,736,187	9,409,334	(7,294,704)	2,114,630
Emerging Markets Debt (2)	1,395,923	(783,097)	612,826	658,679	(77,045)	581,634
American Funds Growth	3,089,232	(2,702,899)	386,333	2,789,693	(3,977,411)	(1,187,718)
American Funds Growth-Income	3,945,408	(3,380,275)	565,133	2,195,995	(3,264,394)	(1,068,399)
Comstock	6,397,949	(3,371,262)	3,026,687	2,959,745	(2,527,079)	432,666
Dividend Growth	5,060,804	(2,942,369)	2,118,435	3,623,814	(3,587,707)	36,107
Equity Index	5,930,326	(3,442,390)	2,487,936	3,917,727	(3,470,426)	447,301
Focused 30	1,517,883	(2,286,752)	(768,869)	2,833,097	(2,738,048)	95,049
Growth	1,037,986	(1,726,579)	(688,593)	1,014,156	(2,128,276)	(1,114,120)
Large-Cap Growth	3,664,677	(4,952,265)	(1,287,588)	5,751,934	(5,970,702)	(218,768)
Large-Cap Value	3,372,536	(3,722,949)	(350,413)	2,631,991	(4,358,251)	(1,726,260)
Long/Short Large-Cap	1,024,415	(771,413)	253,002	1,035,885	(804,190)	231,695
Main Street Core	1,661,541	(3,039,434)	(1,377,893)	2,090,687	(3,733,560)	(1,642,873)
Mid-Cap Equity	2,099,363	(2,993,441)	(894,078)	1,463,839	(2,705,245)	(1,241,406)
Mid-Cap Growth	4,146,472	(4,078,056)	68,416	3,927,067	(6,265,267)	(2,338,200)
Mid-Cap Value	3,753,544	(1,916,275)	1,837,269	1,736,795	(1,416,902)	319,893
Small-Cap Equity	1,594,814	(1,158,629)	436,185	1,144,909	(1,160,722)	(15,813)
Small-Cap Growth	3,021,747	(1,970,255)	1,051,492	2,106,854	(2,599,215)	(492,361)
Small-Cap Index	3,273,707	(2,967,754)	305,953	2,080,686	(2,513,135)	(432,449)
Small-Cap Value	1,822,436	(1,466,623)	355,813	1,030,359	(1,694,680)	(664,321)
Value Advantage (1)	319,952	(23,328)	296,624
Health Sciences	3,371,242	(2,291,636)	1,079,606	2,399,531	(2,425,881)	(26,350)
Real Estate	2,307,138	(2,004,777)	302,361	2,608,561	(2,397,289)	211,272
Technology	2,137,697	(2,151,362)	(13,665)	2,866,982	(3,926,857)	(1,059,875)
Emerging Markets	2,396,719	(2,451,182)	(54,463)	2,783,618	(2,803,634)	(20,016)
International Large-Cap	5,211,087	(4,799,045)	412,042	4,768,777	(4,819,552)	(50,775)
International Small-Cap	1,871,574	(1,715,479)	156,095	1,757,257	(1,649,207)	108,050
International Value	1,907,190	(2,784,035)	(876,845)	3,162,513	(4,073,907)	(911,394)
Currency Strategies (3)	388,207	(176,934)	211,273	30,040	(7,850)	22,190
Global Absolute Return (4)	838,805	(320,910)	517,895	106,107	(14,244)	91,863
Precious Metals (4)	2,132,420	(1,028,257)	1,104,163	292,075	(23,368)	268,707
American Funds Asset Allocation	56,108,331	(7,692,919)	48,415,412	20,606,970	(5,257,684)	15,349,286
Pacific Dynamix - Conservative Growth	10,788,390	(5,542,791)	5,245,599	9,741,573	(2,991,592)	6,749,981
Pacific Dynamix - Moderate Growth	38,165,008	(8,583,937)	29,581,071	26,412,574	(4,996,786)	21,415,788
Pacific Dynamix - Growth	9,169,546	(2,608,232)	6,561,314	6,172,957	(2,434,856)	3,738,101
Portfolio Optimization Conservative	59,190,784	(146,142,212)	(86,951,428)	111,086,664	(119,934,176)	(8,847,512)
Portfolio Optimization Moderate-Conservative	58,022,831	(102,495,891)	(44,473,060)	81,422,873	(85,459,760)	(4,036,887)
Portfolio Optimization Moderate	152,480,242	(226,509,602)	(74,029,360)	162,404,202	(242,668,936)	(80,264,734)
Portfolio Optimization Growth	67,508,962	(166,524,123)	(99,015,161)	56,358,528	(195,786,865)	(139,428,337)

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Portfolio Optimization Aggressive-Growth	16,034,397	(37,126,189)	(21,091,792)	9,968,859	(45,857,690)	(35,888,831)
Invesco V.I. Balanced-Risk Allocation Series II	14,101,411	(14,486,880)	(385,469)	18,362,056	(5,951,810)	12,410,246
American Century VP Mid Cap Value Class II (1)	1,009,154	(356,208)	652,946
American Funds IS Global Growth Fund Class 4 (1)	75,875	(7,805)	68,070
American Funds IS International Growth and Income Fund Class 4 (1)	67,588	(14,033)	53,555
American Funds IS Managed Risk Asset Allocation Fund Class P2 (1)	368,356	(540)	367,816
American Funds IS New World Fund Class 4 (1)	60,034	(1,355)	58,679
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4 (1)	40,211	(2,697)	37,514
BlackRock Capital Appreciation V.I. Class III	1,038,395	(389,611)	648,784	1,643,283	(123,773)	1,519,510
BlackRock Global Allocation V.I. Class III	45,442,118	(29,528,283)	15,913,835	45,053,721	(37,401,226)	7,652,495
Fidelity VIP Contrafund Service Class 2 (1)	2,585,774	(278,451)	2,307,323
Fidelity VIP FundsManager 60% Service Class 2 (5)	5,091,812	(490,309)	4,601,503	2,002,072	(98,684)	1,903,388
Fidelity VIP Strategic Income Service Class 2 (1)	99,873	(246)	99,627
First Trust/Dow Jones Dividend & Income Allocation (6)	6,813,452	(1,099,762)	5,713,690	3,052,712	(111,713)	2,940,999
Franklin Rising Dividends Securities Class 2 (1)	3,814,900	(612,374)	3,202,526
Franklin Templeton VIP Founding Funds Allocation Class 2	204,572	(56,458)	148,114	139,356	(18,336)	121,020
Franklin Templeton VIP Founding Funds Allocation Class 4	12,287,422	(5,248,737)	7,038,685	3,564,064	(4,688,739)	(1,124,675)
Mutual Global Discovery Securities Class 2	5,760,067	(772,344)	4,987,723	1,699,397	(142,911)	1,556,486
Templeton Global Bond Securities Class 2	3,794,832	(843,031)	2,951,801	162,907	(23,227)	139,680
GE Investments Total Return Class 3	10,639,025	(3,816,167)	6,822,858	11,503,721	(3,686,820)	7,816,901
Janus Aspen Series Balanced Service Shares (1)	23,420,591	(1,506,931)	21,913,660
JPMorgan Insurance Trust Core Bond Class 1	51	(1,377)	(1,326)	57	(19,287)	(19,230)
JPMorgan Insurance Trust Equity Index Class 1	-	(394)	(394)		(2,410)	(2,410)
JPMorgan Insurance Trust Intrepid Growth Class 1	1,154	(1,353)	(199)	14	(1,080)	(1,066)
JPMorgan Insurance Trust Mid Cap Growth Class 1	344	(667)	(323)	3	(2,477)	(2,474)
JPMorgan Insurance Trust Mid Cap Value Class 1	-	(655)	(655)		(902)	(902)
JPMorgan Insurance Trust U.S. Equity Class 1	59	(322)	(263)	1,039	(3,936)	(2,897)
Lord Abbett Bond Debenture Class VC (1)	2,601,395	(800,411)	1,800,984
Lord Abbett International Core Equity Class VC	1,565,641	(164,047)	1,401,594	639,480	(82,244)	557,236
Lord Abbett Total Return Class VC	9,652,870	(478,472)	9,174,398	3,586,139	(259,264)	3,326,875
MFS Investors Growth Stock Series - Service Class	1,948,953	(84,394)	1,864,559	31,963	(32,484)	(521)
MFS Total Return Series - Service Class	10,195,695	(2,264,724)	7,930,971	4,179,850	(533,424)	3,646,426
MFS Utilities Series - Service Class (1)	1,482,193	(621,468)	860,725
MFS Value Series - Service Class	1,614,546	(359,130)	1,255,416	1,108,124	(136,837)	971,287
PIMCO CommodityRealReturn Strategy - Advisor Class (1)	728,151	(121,684)	606,467
PIMCO Global Multi-Asset - Advisor Class	8,827,421	(8,831,635)	(4,214)	9,485,392	(7,828,258)	1,657,134
Jennison Class II	-	(188)	(188)	481	(3,213)	(2,732)
SP International Growth Class II	-	(58)	(58)	3	(4,983)	(4,980)
SP Prudential U.S. Emerging Growth Class II	-	(46)	(46)	328	(1,872)	(1,544)
Value Class II	-	(918)	(918)	4	(4,829)	(4,825)
Schwab VIT Balanced (7)	2,299,773	(129,893)	2,169,880	194,736	(497)	194,239
Schwab VIT Balanced with Growth (4)	5,960,453	(337,920)	5,622,533	132,323	(364)	131,959
Schwab VIT Growth (8)	6,130,331	(244,748)	5,885,583	30,494	(198)	30,296
Van Eck VIP Global Hard Assets Class S (1)	549,324	(147,750)	401,574

(1)	Operations commenced during 2013 (See Note 1).
(2)	Operations commenced on May 3, 2012.
(3)	Operations commenced on October 4, 2012.
(4)	Operations commenced on October 2, 2012.
(5)	Operations commenced on May 2, 2012.
(6)	Operations commenced on May 4, 2012.
(7)	Operations commenced on September 6, 2012.
(8)	Operations commenced on October 9, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth (formerly named Growth LT), Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, Precious Metals, American Funds Asset Allocation, Pacific Dynamix—Conservative Growth, Pacific Dynamix—Moderate Growth, Pacific Dynamix—Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, American Century VP Mid Cap Value Class II, American Funds IS Global Growth FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity VIP Contrafund® Service Class 2, Fidelity® VIP FundsManager® 60% Service Class 2, Fidelity VIP Strategic Income Service Class 2, First Trust/Dow Jones Dividend & Income Allocation, Franklin Rising Dividends Securities Class 2, Franklin Templeton VIP Founding Funds Allocation Class 2, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Janus Aspen Series Balanced Service Shares, JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust Equity Index Class 1, JPMorgan Insurance Trust Intrepid Growth Class 1, JPMorgan Insurance Trust Mid Cap Growth Class 1, JPMorgan Insurance Trust Mid Cap Value Class 1, JPMorgan Insurance Trust U.S. Equity Class 1, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS® Investors Growth Stock Series—Service Class, MFS Total Return Series—Service Class, MFS Utilities Series—Service Class, MFS Value Series—Service Class, PIMCO CommodityRealReturn® Strategy—Advisor Class, PIMCO Global Multi-Asset—Advisor Class, Jennison Class II, SP International Growth Class II, SP Prudential U.S. Emerging Growth Class II, Value Class II, Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, and Van Eck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2013 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life Insurance Company as of December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2014

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Reports as of December 31, 2013 for:

• Pacific Select Fund

• Separate Account A of Pacific Life Insurance Company

Form No.	2143-14A